UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09259
Morgan Stanley Total Market Index Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	July, 31 2005

Date of reporting period:	April 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Total Market Index Fund

Portfolio of Investments April 30, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (96.8%)
	Advertising/Marketing Services (0.3%)
588	Abitron Inc.*	$24,884
813	ADVO, Inc.	23,423
1,225	Catalina Marketing Corp.*	28,481
3,396	DoubleClick Inc.*	27,304
4,443	Gemstar-TV Guide International, Inc.*	17,105
842	Getty Images, Inc.*	60,245
1,066	Harris Interactive Inc.*	4,434
910	Harte-Hanks Inc.	25,935
1,015	infoUSA, Inc.*	11,145
7,439	Interpublic Group of Companies, Inc. (The)*	95,666
1,484	Lamar Advertising Co. (Class A)*	55,472
636	Nautilus Group, Inc.	15,811
659	Netratings, Inc.*	9,575
3,300	Omnicom Group, Inc.	273,570
564	R.H. Donnelley Corp.*	32,120
912	Valassis Communications, Inc.*	32,148
1,448	ValueClick, Inc.*	15,001
		752,319
	Aerospace & Defense (1.3%)
620	AAR Corp.*	9,133
1,287	Aeroflex Inc.*	10,206
662	Alliant Techsystems, Inc.*	45,797
540	Armor Holdings, Inc.*	18,905
614	Aviall, Inc.*	17,959
12,874	Boeing Co.	766,260
481	Cubic Corp.	8,461
478	Curtiss-Wright Corp.	25,908
473	DRS Technologies, Inc.*	20,930
385	EDO Corp.	11,485
789	Engineered Support Systems, Inc.	27,867
250	ESCO Technologies Inc.*	18,330
409	Esterline Corp.*	13,219
1,218	FLIR Systems, Inc.*	32,399
854	GenCorp Inc.	16,235
2,944	General Dynamics Corp.	309,267
2,092	Goodrich Corp.	84,308
1,892	L-3 Communications Holdings, Inc.	134,275
6,241	Lockheed Martin Corp.	380,389
413	Mercury Computer Systems, Inc.*	10,874
573	Moog Inc. (Class A)*	17,081
6,318	Northrop Grumman Corp.	346,479
924	Orbital Sciences Corp. (c)	8,612
1,029	Precision Castparts Corp.	75,796
7,949	Raytheon Co.	298,962
2,850	Rockwell Collins, Inc.	130,758
204	Sequa Corp. (Class A)*	10,557
628	Teledyne Technologies Inc.*	19,104
1,578	Titan Corp. (The)*	28,325
309	Triumph Group, Inc.*	9,619
412	United Defense Industries, Inc.*	30,480
		2,937,980

	Agricultural Commodities/Milling (0.2%)
10,454	Archer-Daniels-Midland Co.	188,067
1,967	Bunge Ltd.	111,726
1,260	Corn Products International, Inc.	27,745
1,066	Delta & Pine Land Co.	26,863
		354,401
	Air Freight/Couriers (0.6%)
1,456	C.H. Robinson Worldwide, Inc.	75,130
910	CNF Inc.	38,902
610	EGL, Inc.*	11,901
1,878	Expeditors International of Washington, Inc.	92,229
4,962	FedEx Corp.	421,522
624	Forward Air Corp.*	15,013
980	Pacer International, Inc.*	20,315
10,150	United Parcel Service, Inc. (Class B)	723,797
		1,398,809
	Airlines (0.2%)
1,497	AirTran Holdings, Inc.*	12,425
520	Alaska Air Group, Inc.*	13,868
673	America West Holdings Corp. (Class B)*	2,827
2,612	AMR Corp.*	27,348
1,498	Continental Airlines, Inc. (Class B)*	17,736
2,634	Delta Air Lines, Inc.*	8,666
1,367	ExpressJet Holdings, Inc.*	12,139
885	Flyi Inc.	646
678	Frontier Airlines, Inc.*	6,583
1,692	JetBlue Airways Corp.*	33,924
615	Mesa Air Group, Inc.*	3,278
2,003	Northwest Airlines Corp. (Class A)*	10,376
1,185	SkyWest, Inc.	21,425
12,459	Southwest Airlines Co.	185,390
		356,631
	Alternative Power Generation (0.0%)
8,037	Calpine Corp.*	14,386
1,190	Plug Power Inc.*	6,605
		20,991
	Aluminum (0.2%)
15,354	Alcoa, Inc.	445,573

	Apparel/Footwear (0.4%)
348	Brown Shoe Co., Inc.	10,753
2,419	Cintas Corp.*	93,349
6,632	Coach, Inc.*	177,738
269	Columbia Sportswear Co.*	11,567
766	Finish Line, Inc. (Class A)*	13,803
843	Guess ? Inc.*	10,976
2,197	Jones Apparel Group, Inc.	66,899
640	Kellwood Co.	16,346
383	Kenneth Cole Productions, Inc. (Class A)	11,482
337	K-Swiss, Inc. (Class A)	10,110
1,898	Liz Claiborne, Inc.	67,246
3,048	Nike, Inc. (Class B)	234,117
314	Oxford Industries, Inc.	11,499
592	Phillips-Van Heusen Corp.	15,321
1,010	Polo Ralph Lauren Corp.	35,451

1,028	Quiksilver, Inc.*	28,321
889	Reebok International Ltd.	36,102
761	Russell Corp.	13,325
770	Stride Rite Corp.	9,394
388	Timberland Co. (Class A)*	26,791
1,539	V.F. Corp.	87,092
1,360	Wolverine World Wide, Inc.	27,594
		1,015,276
	Apparel/Footwear Retail (0.6%)
1,535	Abercrombie & Fitch Co. (Class A)	82,813
981	Aeropostale*	27,399
1,852	American Eagle Outfitters, Inc.*	48,559
1,216	AnnTaylor Stores Corp.*	29,780
197	bebe stores, inc.*	6,367
413	Buckle (The), Inc.	14,207
412	Burlington Coat Factory Warehouse Corp.	11,351
396	Cato Corp. (The) (Class A)	10,177
2,208	Charming Shoppes, Inc.*	16,428
3,147	Chico’s FAS, Inc.*	80,658
320	Children’s Place Retail Stores, Inc. (The)*	11,907
715	Christopher & Banks Corp.	11,168
569	Dress Barn, Inc.*	9,787
2,777	Foot Locker, Inc.	74,035
11,263	Gap, Inc. (The)	240,465
575	Gymboree Corp. (The)*	6,572
946	Hot Topic, Inc.*	18,911
6,023	Limited Brands, Inc.	130,639
621	Men’s Wearhouse, Inc. (The)*	25,629
2,014	Nordstrom, Inc.	102,372
1,368	Pacific Sunwear of California, Inc.*	30,930
1,379	Payless ShoeSource, Inc.*	18,837
2,664	Ross Stores, Inc.	71,182
369	Stage Stores, Inc.*	13,956
810	Stein Mart, Inc.*	16,411
421	Talbot’s, Inc. (The)	10,757
8,869	TJX Companies, Inc. (The)	200,883
774	Too, Inc.*	17,810
1,038	Urban Outfitters, Inc.*	45,983
		1,385,973
	Auto Parts: O.E.M. (0.3%)
1,027	American Axle & Manufacturing Holdings, Inc.*	20,499
1,327	ArvinMeritor, Inc.	15,764
983	BorgWarner, Inc.	44,943
1,627	Collins & Aikman Corp.*	1,334
2,631	Dana Corp.	30,046
8,961	Delphi Corp.	29,571
2,669	Eaton Corp.	156,537
1,365	Gentex Corp.	44,308
3,348	Johnson Controls, Inc.	183,705
1,209	Lear Corp.	40,973
860	Modine Manufacturing Co.	23,289
226	Sauer-Danfoss, Inc.	4,468
770	Superior Industries International, Inc.	15,654
3,098	Visteon Corp.	10,843
		621,934
	Automotive Aftermarket (0.0%)
213	Bandag, Inc.	9,253

440	Barnes Group, Inc.	12,650
529	CLARCOR Inc.	26,773
1,431	Cooper Tire & Rubber Co.	24,971
3,090	Goodyear Tire & Rubber Co. (The)*	36,678
		110,325
	Beverages: Alcoholic (0.4%)
14,116	Anheuser-Busch Companies, Inc.	661,617
967	Brown-Forman Corp. (Class B)	53,668
1,687	Constellation Brands Inc. (Class A)*	88,922
484	Molson Coors Brewing Co. (Class B)	29,887
		834,094
	Beverages: Non-Alcoholic (0.8%)
39,206	Coca-Cola Co. (The)	1,703,109
4,360	Coca-Cola Enterprises Inc.	88,508
2,791	Pepsi Bottling Group, Inc. (The)	80,018
1,212	PepsiAmericas, Inc.	29,924
		1,901,559
	Biotechnology (1.7%)
1,999	Abgenix, Inc.*	13,933
618	Adolor Corp.*	5,494
1,064	Affymetrix, Inc.*	49,061
426	Alexion Pharmaceuticals, Inc.*	8,835
1,735	Alkermes, Inc.*	19,519
22,384	Amgen Inc.*	1,302,973
1,489	Amylin Pharmaceuticals, Inc.*	25,313
771	Antigenics Inc.*	5,536
1,936	Applera Corp. - Celera Genomics Group*	17,811
887	ARIAD Pharmaceuticals, Inc.*	5,446
5,963	Biogen Idec Inc.*	216,099
1,390	BioMarin Pharmaceutical, Inc.*	8,243
1,679	Bruker BioSciences Corp.*	5,474
2,891	Celgene Corp.*	109,598
767	Cell Genesys, Inc.*	3,574
998	Cephalon, Inc.*	43,812
1,063	Charles River Laboratories International, Inc.*	50,354
1,926	Chiron Corp.*	65,773
563	Ciphergen Biosystem, Inc.*	844
1,071	Corixa Corp.*	3,309
778	Cubist Pharmaceuticals, Inc.*	7,041
689	CV Therapeutics, Inc.*	13,656
859	Dendreon Corp.*	3,969
823	Discovery Laboratories, Inc.*	4,675
834	Diversa Corp.*	4,379
857	Enzo Biochem, Inc.*	11,672
1,101	Enzon Pharmaceuticals, Inc.*	8,533
1,389	Exelixis, Inc.*	9,515
8,196	Genentech, Inc.*	581,424
469	Gen-Probe Inc.*	23,539
1,542	Genta Inc.*	1,588
4,018	Genzyme Corp.*	235,495
647	Geron Corp.*	3,992
7,588	Gilead Sciences, Inc.*	281,515
2,768	Human Genome Sciences, Inc.*	28,621
1,309	ICOS Corp.*	29,531
1,195	ImClone Systems, Inc.*	38,061
974	Immunomedics, Inc.*	2,104
1,404	Incyte Corp.*	9,182

713	InterMune Inc.*	7,700
928	Invitrogen Corp.*	67,995
1,222	Lexicon Genetics Inc.*	5,352
1,321	Ligand Pharmaceuticals Inc. (Class B)*	6,975
532	Martek Biosciences Corp.*	20,360
677	Maxygen Inc.*	5,084
1,513	Medarex, Inc.*	10,712
1,047	Medicines Company (The)*	22,353
4,383	MedImmune, Inc.*	111,197
1,174	MGI Pharma, Inc.*	25,887
5,376	Millennium Pharmaceuticals, Inc.*	47,094
873	Millipore Corp.*	42,096
527	Myriad Genetics, Inc.*	8,516
899	Nabi Biopharmaceuticals*	9,799
666	Neurocrine Biosciences, Inc.*	23,283
862	NPS Pharmaceuticals, Inc.*	10,473
569	Onyx Pharmaceuticals, Inc.*	17,576
805	OSI Pharmaceuticals Inc.*	38,105
1,816	Protein Design Labs, Inc.*	32,470
1,018	Regeneron Pharmaceuticals, Inc.*	5,660
864	SciClone Pharmaceuticals, Inc.*	1,927
690	SuperGen, Inc.*	2,905
948	Tanox, Inc.*	9,120
686	Techne Corp.*	28,661
700	Telik, Inc.*	11,340
685	Transkaryotic Therapies, Inc.*	23,208
456	Trimeris, Inc.*	4,537
1,739	Vertex Pharmaceuticals Inc.*	16,590
1,051	Vicuron Pharmaceuticals, Inc.*	17,184
1,595	XOMA Ltd.*	1,914
1,051	ZymoGenetics, Inc.*	16,248
		3,911,814
	Broadcasting (0.4%)
430	Citadel Broadcasting Corp.*	5,405
9,478	Clear Channel Communications, Inc.	302,727
966	Cox Radio, Inc. (Class A)*	15,186
1,046	Cumulus Media, Inc. (Class A)*	13,577
1,281	Emmis Communications Corp. (Class A)*	19,766
864	Entercom Communications Corp.*	27,847
1,723	Entravision Communications Corp. (Class A)*	13,560
168	Fisher Communications, Inc.*	8,071
855	Gray Television, Inc.	11,243
502	Hearst-Argyle Television, Inc.	12,600
544	Liberty (Corp.) (The)	19,725
567	Lin TV Corp. (Class A)*	8,840
2,142	Radio One, Inc. (Class A)*	27,889
350	Salem Communications Corp.*	6,727
1,191	Sinclair Broadcast Group, Inc. (Class A)	9,123
20,188	Sirius Satellite Radio Inc.*	96,095
721	Spanish Broadcasting System, Inc. (Class A)*	6,020
4,494	Univision Communications, Inc. (Class A)*	118,147
1,349	Westwood One, Inc.*	24,687
3,655	XM Satellite Radio Holdings Inc. (Class A)*	101,390
		848,625
	Building Products (0.2%)
3,177	American Standard Companies, Inc.	142,044
577	Griffon Corp.*	11,073

968	Lennox International Inc.	18,924
7,826	Masco Corp.	246,441
661	Simpson Manufacturing Co., Inc.	17,847
508	Watsco, Inc.	22,042
747	York International Corp.	29,230
		487,601
	Cable/Satellite TV (1.0%)
3,707	Cablevision Systems New York Group (Class A)*	96,197
5,974	Charter Communications, Inc. (Class A)*	6,930
39,685	Comcast Corp. (Class A)*	1,274,285
16,107	DIRECTV Group, Inc. (The)	227,431
3,804	EchoStar Communications Corp. (Class A)*	110,126
1,229	Insight Communications Co., Inc.*	13,777
45,612	Liberty Media Corp. (Class A)*	457,944
2,618	Liberty Media International, Inc. (Class A)*	108,568
2,167	Mediacom Communications Corp.*	11,984
6,522	UnitedGlobalCom, Inc. (Class A)*	58,372
		2,365,614
	Casino/Gaming (0.4%)
1,124	Alliance Gaming Corp.*	12,814
217	Ameristar Casinos, Inc.*	10,698
661	Argosy Gaming Co.*	30,366
789	Aztar Corp.*	21,548
827	Boyd Gaming Corp.	43,649
4,977	Caesars Enertainment, Inc.*	99,291
258	Churchill Downs Inc.	9,778
2,079	GTECH Holdings Corp.	50,873
1,972	Harrah’s Entertainment, Inc.	129,403
6,149	International Game Technology	165,347
571	Isle of Capri Casinos, Inc.*	13,795
1,044	MGM Mirage*	72,882
512	Multimedia Games, Inc.*	4,050
1,123	Penn National Gaming, Inc.*	35,374
730	Shuffle Master, Inc.*	18,389
870	Station Casinos, Inc.	56,141
1,033	Wynn Resorts, Ltd.*	54,687
		829,085
	Catalog/Specialty Distribution (0.0%)
902	Insight Enterprises, Inc.*	16,326
701	Valuevision Media Inc. (Class A)*	6,940
		23,266
	Chemicals: Agricultural (0.1%)
4,705	Monsanto Co.	275,807
2,256	The Mosaic Company	28,990
		304,797
	Chemicals: Major Diversified (0.8%)
1,088	Cabot Corp.	33,238
16,718	Dow Chemical Co. (The)	767,858
17,503	Du Pont (E.I.) de Nemours & Co.	824,566
1,373	Eastman Chemical Co.	74,142
2,192	Engelhard Corp.	67,141
2,434	Hercules Inc.*	32,202
2,540	Rohm & Haas Co.	110,896
		1,910,043
	Chemicals: Specialty (0.4%)
3,753	Air Products & Chemicals, Inc.	220,414
1,432	Airgas, Inc.	31,389

590	Albemarle Corp.	21,600
439	Arch Chemicals, Inc.	11,317
669	Cambrex Corp.	12,711
2,019	Crompton Corp.	28,367
651	Cytec Industries, Inc.	30,024
605	FMC Corp.*	29,645
689	Georgia Gulf Corp.	25,431
1,089	Great Lakes Chemical Corp.	33,803
114	Kronos Worldwide, Inc.	3,859
999	Lubrizol Corp. (The)	38,731
3,602	Lyondell Chemical Co.	90,374
133	NL Industries, Inc.	2,139
554	OM Group, Inc.*	12,155
1,784	Polyone Corp.*	13,772
5,730	Praxair, Inc.	268,336
576	Schulman (A.), Inc.	9,619
1,125	Sensient Technologies Corp.	22,511
1,068	Sigma-Aldrich Corp.	62,403
214	Valhi, Inc.	3,854
		972,454
	Coal (0.1%)
1,020	Arch Coal, Inc.	45,227
1,635	CONSOL Energy, Inc.	70,697
1,337	Massey Energy Co.	48,279
2,102	Peabody Energy Corp.	92,005
		256,208
	Commercial Printing/Forms (0.1%)
567	Banta Corp.	23,610
659	Bowne & Co., Inc.	8,580
885	Deluxe Corp.	35,338
3,861	Donnelley (R.R.) & Sons Co.	127,066
583	Harland (John H.) Co.	20,988
552	Standard Register Co.	6,883
		222,465
	Computer Communications (1.1%)
7,227	3Com Corp.*	22,765
3,081	Adaptec, Inc.*	11,276
7,334	Avaya Inc.*	63,659
909	Avocent Corp.*	22,852
4,992	Brocade Communications Systems, Inc.*	21,765
116,046	Cisco Systems, Inc.*	2,005,275
1,213	Echelon Corp.*	7,630
1,605	Emulex Corp.*	24,926
4,875	Enterasys Networks, Inc.*	3,510
2,962	Extreme Networks, Inc.*	13,181
526	F5 Networks, Inc.*	22,518
901	FalconStor Software, Inc.*	5,109
4,152	Finisar Corp.*	5,232
2,528	Foundry Networks, Inc.*	21,235
539	Ixia*	8,629
8,702	Juniper Networks, Inc.*	196,578
2,550	McDATA Corp. (Class A)*	7,854
2,040	MRV Communications, Inc.*	3,896
552	NETGEAR, Inc.*	8,904
1,670	QLogic Corp.*	55,511
		2,532,305

	Computer Peripherals (0.5%)
1,736	Advanced Digital Information Corp.*	11,996
595	Avid Technology, Inc.*	29,458
809	Dot Hill Systems Corp.*	3,818
1,020	Electronics for Imaging, Inc.*	16,748
42,651	EMC Corp.*	559,581
750	Imation Corp.	26,153
2,282	Lexmark International, Inc. (Class A)*	158,485
4,757	Maxtor Corp.*	23,071
6,306	Network Appliance, Inc.*	167,929
1,564	Pinnacle Systems, Inc.*	7,789
3,304	Quantum Corp. - DLT & Storage Systems*	7,930
257	SafeNet, Inc.*	7,183
1,927	ScanSoft, Inc.*	7,747
2,968	Seagate Technology (ADR) (Cayman Islands)*	52,177
417	Sonic Solutions*	6,126
1,968	Storage Technology Corp.*	54,710
3,615	Western Digital Corp.*	45,874
1,264	Zebra Technologies Corp. (Class A)*	60,369
		1,247,144
	Computer Processing Hardware (1.4%)
13,714	Apple Computer, Inc.*	494,527
1,353	Cray, Inc.*	2,895
38,581	Dell, Inc.*	1,343,776
4,168	Gateway, Inc.*	14,213
48,960	Hewlett-Packard Co.	1,002,211
3,285	NCR Corp.*	108,405
619	PalmOne, Inc.*	13,265
58,617	Sun Microsystems, Inc.*	212,780
		3,192,072
	Construction Materials (0.1%)
553	AMCOL International Corp.	10,568
336	Eagle Materials Inc.	25,284
381	ElkCorp.	10,477
676	Florida Rock Industries, Inc.	39,262
528	Lafarge Corp.	29,309
849	Martin Marietta Materials, Inc.	46,687
412	Texas Industries, Inc.	19,026
392	Trex Co., Inc.*	15,751
841	USG Corp.*	35,314
1,532	Vulcan Materials Co.	81,257
		312,935
	Consumer Sundries (0.0%)
1,133	American Greetings Corp. (Class A)*	25,662
597	Blyth Industries, Inc.	16,364
351	Central Garden & Pet Co.*	14,598
507	Oakley, Inc.	6,769
896	Yankee Candle Co., Inc. (The)*	24,900
		88,293
	Containers/Packaging (0.3%)
610	Aptargroup, Inc.	29,420
1,884	Ball Corp.	74,418
1,884	Bemis Company, Inc.	51,923
543	Caraustar Industries, Inc.*	4,854
2,913	Crown Holdings, Inc.*	43,841
335	Greif Bros. Corp. (Class A)	23,239
644	Myers Industries, Inc.	6,189
1,817	Owens-Illinois, Inc.*	44,553

1,101	Packaging Corp. of America	24,651
3,047	Pactiv Corp.*	65,328
681	Rock-Tenn Co. (Class A)	6,912
1,479	Sealed Air Corp.*	71,643
356	Silgan Holdings, Inc.*	21,780
4,470	Smurfit-Stone Container Corp.*	58,602
1,726	Sonoco Products Co.	46,757
1,964	Temple-Inland Inc.	66,285
		640,395
	Contract Drilling (0.4%)
1,079	Diamond Offshore Drilling, Inc.	47,595
2,661	ENSCO International Inc.	86,749
3,363	GlobalSantaFe Corp. (Cayman Islands)	112,997
3,712	Grey Wolf, Inc.*	22,272
834	Helmerich & Payne, Inc.	32,059
2,621	Nabors Industries, Ltd. (Bermuda)*	141,193
2,328	Noble Corp. (Cayman Islands)*	118,495
3,001	Patterson-UTI Energy, Inc.*	71,934
2,092	Pride International, Inc.*	46,652
1,823	Rowan Companies, Inc.*	48,364
5,654	Transocean Inc. (Cayman Islands)*	262,176
		990,486
	Data Processing Services (1.0%)
1,617	Acxiom Corp.	30,723
2,165	Affiliated Computer Services, Inc. (Class A)*	103,206
797	Alliance Data Systems Corp.*	32,199
10,406	Automatic Data Processing, Inc.	452,037
2,116	BISYS Group, Inc. (The)*	29,878
2,618	Ceridian Corp.*	44,166
1,117	Certergy Inc.	40,692
1,170	CheckFree Corp.*	42,916
3,305	Computer Sciences Corp.*	143,701
2,495	Convergys Corp.*	32,335
1,134	CSG Systems International, Inc.*	19,493
1,209	DST Systems, Inc.*	54,889
914	eFunds Corp.*	19,980
15,111	First Data Corp.	574,671
3,441	Fiserv, Inc.*	145,554
696	Global Payments Inc.	45,073
1,020	Hewitt Associates, Inc.*	27,142
319	iPayment Holdings, Inc.*	11,608
5,939	Paychex, Inc.	181,733
5,082	SunGard Data Systems Inc.*	169,739
672	Total System Services, Inc.	16,518
792	Tyler Technologies, Inc.*	4,578
		2,222,831
	Department Stores (0.4%)
1,250	Dillard’s, Inc. (Class A)	29,088
3,043	Federated Department Stores, Inc.	174,973
5,345	Kohl’s Corp.*	254,422
5,136	May Department Stores Co.	180,171
753	Neiman Marcus Group, Inc. (The) (Class A)	74,035
4,466	Penney (J.C.) Co., Inc.	211,733
2,216	Saks, Inc.*	37,761
		962,183
	Discount Stores (1.6%)
1,394	99 Cents Only Stores*	15,446

2,369	Big Lots, Inc.*	24,116
1,227	BJ’s Wholesale Club, Inc.*	32,700
8,127	Costco Wholesale Corp.	329,794
5,366	Dollar General Corp.	109,198
2,030	Dollar Tree Stores, Inc.*	49,715
2,797	Family Dollar Stores, Inc.	75,463
628	Fred’s, Inc.	9,068
1,616	Sears Holdings Corp.*	218,548
568	ShopKo Stores, Inc.*	13,609
14,585	Target Corp.	676,744
46,093	Wal-Mart Stores, Inc.	2,172,824
		3,727,225
	Drugstore Chains (0.5%)
7,001	CVS Corp.	361,112
591	Longs Drug Stores Corp.	21,483
8,036	Rite Aid Corp.*	29,171
18,056	Walgreen Co.	777,491
		1,189,257
	Electric Utilities (3.0%)
11,434	AES Corp. (The)*	183,859
2,418	Allegheny Energy, Inc.*	59,096
561	Allete Inc.	23,377
2,014	Alliant Energy, Inc.	53,049
3,159	Ameren Corp.	163,320
6,976	American Electric Power Co., Inc.	245,695
3,762	Aquila, Inc.*	12,941
1,235	Avista Corp.	20,736
761	Black Hills Corp.	26,087
4,897	CenterPoint Energy, Inc.	57,980
3,112	Cinergy Corp.	123,235
1,129	Cleco Corp.	23,054
3,007	CMS Energy Corp.*	38,850
308	CN Energy Group, Inc.	13,136
4,274	Consolidated Edison, Inc.	184,979
3,092	Constellation Energy Group, Inc.	162,516
5,831	Dominion Resources, Inc.	439,657
2,115	DPL, Inc.*	53,806
3,061	DTE Energy Co.	140,653
15,621	Duke Energy Corp.	455,977
1,742	Duquesne Light Holdings Co.	30,642
5,273	Edison International	191,410
1,339	El Paso Electric Co.*	26,124
445	Empire District Electric Co. (The)	9,826
2,585	Energy East Corp.	67,262
3,998	Entergy Corp.	293,053
11,676	Exelon Corp.	577,962
5,812	FirstEnergy Corp.	252,938
6,004	FPL Group, Inc.	245,083
1,346	Great Plains Energy Inc.	41,161
1,462	Hawaiian Electric Industries, Inc.	36,989
1,078	IDACORP, Inc.	29,084
669	MGE Energy Inc.	22,291
2,259	Northeast Utilities	41,362
934	NSTAR	50,567
1,544	OGE Energy Corp.	42,614
819	Otter Tail Power Co.	20,098
3,321	Pepco Holdings, Inc.	71,966

6,987	PG&E Corp.*	242,589
1,609	Pinnacle West Capital Corp.	67,417
980	PNM Resources Inc.*	27,097
3,329	PPL Corp.	180,632
4,349	Progress Energy, Inc.	182,615
4,200	Public Service Enterprise Group, Inc.	244,020
1,826	Puget Energy, Inc.	39,149
5,257	Reliant Energy, Inc.*	53,464
1,820	SCANA Corp.	70,689
2,379	Sierra Pacific Resources*	25,741
13,091	Southern Co. (The)	431,348
3,518	TECO Energy, Inc.	58,434
5,132	TXU Corp.	440,274
458	UIL Holdings Corp.	23,514
655	UniSource Energy Corp.	20,469
1,559	Westar Energy, Inc.	35,701
2,072	Wisconsin Energy Corp.	73,059
634	WPS Resources Corp.	33,431
7,046	Xcel Energy, Inc.	121,050
		6,903,128
	Electrical Products (0.4%)
932	Acuity Brands, Inc.	22,284
3,386	American Power Conversion Corp.	82,144
527	Baldor Electric Co.	13,122
933	Belden CDT Inc.	17,111
499	C&D Technologies, Inc.	3,508
1,609	Cooper Industries Ltd. (Class A) (Bermuda)	102,429
7,434	Emerson Electric Co.	465,889
1,246	Energizer Holdings, Inc.*	70,985
536	Franklin Electric Co., Inc.	19,060
263	Genlyte Group Inc. (The)*	20,866
998	Hubbell, Inc. (Class B)	43,363
426	Littelfuse, Inc.*	11,476
2,372	Molex Inc.	60,273
1,998	Power-One, Inc.*	8,352
634	Rayovac Corp.*	23,103
1,039	Thomas & Betts Corp.*	32,334
336	Thomas Industries, Inc.	13,262
366	Wilson Greatbatch Technologies, Inc.*	7,020
		1,016,581
	Electronic Components (0.2%)
1,543	Amphenol Corp. (Class A)*	60,856
928	AVX Corp.	10,106
724	Benchmark Electronics, Inc.*	19,577
1,322	Cree, Inc.*	31,979
675	CTS Corp.	7,121
646	Hutchinson Technology Inc.*	23,928
2,939	Jabil Circuit, Inc.*	81,116
1,686	Kemet Corp.*	10,538
1,357	Kopin Corp.*	4,166
1,468	MEMC Electronic Materials, Inc.*	17,220
696	Methode Electronics, Inc.	7,844
1,020	OmniVision Technologies, Inc.*	14,280
386	Park Electrochemical Corp.	8,550
830	Plexus Corp.*	10,051
2,854	SanDisk Corp.*	67,640
9,184	Sanmina-SCI Corp.*	36,828

16,198	Solectron Corp.*	53,453
1,264	Superconductor Technologies Inc.*	556
1,228	Technitrol, Inc.*	15,939
783	TTM Technologies, Inc.*	7,055
816	Vicor Corp.*	9,629
2,565	Vishay Intertechnology, Inc.*	27,420
		525,852
	Electronic Distributors (0.1%)
707	Anixter International, Inc.*	26,102
1,968	Arrow Electronics, Inc.*	47,901
2,123	Avnet, Inc.*	40,103
1,145	CDW Corp.	62,620
2,262	Ingram Micro Inc. (Class A)*	37,685
2,328	Safeguard Scientifics, Inc.*	3,026
239	ScanSource, Inc.*	11,054
1,022	Tech Data Corp.*	37,334
		265,825
	Electronic Equipment/Instruments (0.5%)
7,828	Agilent Technologies, Inc.*	162,431
640	Checkpoint Systems, Inc.*	10,131
588	Coherent, Inc.*	18,863
1,263	Diebold, Inc.	61,091
267	Digital Theater Systems Inc.*	4,512
375	Dionex Corp.*	16,106
1,680	Identix Inc.*	8,887
400	Itron, Inc.*	14,428
24,284	JDS Uniphase Corp.*	35,940
676	Kronos, Inc.*	26,398
1,479	Lexar Media, Inc.*	6,700
934	National Instruments Corp.	20,118
1,105	Newport Corp.*	15,194
762	Paxar Corp.*	13,655
2,944	Rockwell Automation, Inc.	136,101
2,688	Scientific-Atlanta, Inc.	82,199
525	SeaChange International, Inc.*	5,410
4,218	Symbol Technologies, Inc.	56,395
1,626	Tektronix, Inc.	35,219
2,877	Thermo Electron Corp.*	71,867
1,165	Unova, Inc.*	20,690
16,805	Xerox Corp.*	222,666
		1,045,001
	Electronic Production Equipment (0.5%)
630	Advanced Energy Industries, Inc.*	6,665
3,564	Amkor Technology, Inc.*	11,512
29,862	Applied Materials, Inc.*	444,048
766	Asyst Technologies, Inc.*	2,512
560	ATMI, Inc.*	12,832
1,931	Axcelis Technologies, Inc.*	11,992
724	Brooks Automation Inc.*	9,311
4,817	Cadence Design Systems, Inc.*	67,438
1,155	Cognex Corp.	25,225
414	Cohu, Inc.	7,390
1,232	Credence Systems Corp.*	7,749
699	Cymer, Inc.*	17,328
544	Electro Scientific Industries, Inc.*	8,992
1,795	Entegris Inc.*	15,455
934	FEI Co.*	16,840

669	FormFactor Inc.*	15,280
510	Helix Technology Corp.	6,143
3,464	KLA-Tencor Corp.*	135,165
977	Kulicke & Soffa Industries, Inc.*	4,992
2,361	Lam Research Corp.*	60,560
967	LTX Corp.*	3,713
878	Mattson Technology, Inc.*	5,575
1,557	Mentor Graphics Corp.*	13,920
1,003	MKS Instruments, Inc.*	14,844
778	Mykrolis Corp.*	9,920
2,576	Novellus Systems, Inc.*	60,356
316	Photon Dynamics, Inc.*	6,115
963	Photronics, Inc.*	15,312
1,954	Stats Chippac LTD-ADR	11,841
2,573	Synopsys, Inc.*	42,300
3,421	Teradyne, Inc.*	37,699
736	Tessera Technologies, Inc.*	19,548
446	Ultratech Stepper, Inc.*	7,100
672	Varian Semiconductor Equipment Associates, Inc.*	25,059
670	Veeco Instruments, Inc.*	8,918
		1,169,649
	Electronics/Appliance Stores (0.2%)
4,665	Best Buy Co., Inc.	234,836
683	Blockbuster, Inc. (Class A)	6,762
3,453	Circuit City Stores - Circuit City Group	54,557
285	Electronics Boutique Holdings Corp.*	15,883
658	Movie Gallery, Inc.	17,786
2,834	RadioShack Corp.	70,765
		400,589
	Electronics/Appliances (0.1%)
5,051	Eastman Kodak Co.	126,275
1,161	Harman International Industries, Inc.	91,231
551	Helen of Troy Ltd.*	15,395
1,560	Maytag Corp.	15,116
1,197	Whirlpool Corp.	74,286
		322,303
	Engineering & Construction (0.1%)
931	Dycom Industries, Inc.*	21,655
352	EMCOR Group, Inc.*	15,727
1,470	Fluor Corp.	75,793
827	Granite Construction Inc.	18,674
516	Insituform Technologies, Inc. (Class A)*	7,694
991	Jacobs Engineering Group, Inc.*	48,272
939	MasTec, Inc.*	6,338
2,277	Quanta Services, Inc.*	18,170
737	Shaw Group Inc. (The)*	13,318
636	URS Corp.*	19,557
		245,198
	Environmental Services (0.2%)
4,223	Allied Waste Industries, Inc.*	33,742
1,575	Newpark Resources, Inc.*	9,466
2,396	Republic Services, Inc.	82,902
1,043	Tetra Tech, Inc.	11,045
845	Waste Connections, Inc.*	29,761
10,219	Waste Management, Inc.*	291,139
		458,055

	Finance/Rental/Leasing (1.6%)
530	Advanta Corp. (Class A)	11,957
401	Amerco*	18,422
2,834	AmeriCredit Corp.*	66,316
124	Bay View Capital Corp.	1,982
4,326	Capital One Financial Corp.	306,670
504	Cash American International, Inc.	7,484
806	CharterMac L.P.	16,845
3,715	CIT Group, Inc.	149,640
299	CompuCredit Corp.*	7,921
9,978	Countrywide Financial Corp.	361,104
228	Credit Acceptance Corp.*	4,275
483	Dollar Thrifty Automotive Group, Inc.*	16,350
1,678	Doral Financial Corp. (Puerto Rico)	23,576
17,057	Fannie Mae	920,225
362	Financial Federal Corp.*	12,779
12,135	Freddie Mac	746,545
1,205	Fremont General Corp.	26,136
857	GATX Corp.	28,041
980	IndyMac Bancorp, Inc.	37,710
19,907	MBNA Corp.	393,163
506	NCO Group, Inc.*	9,427
1,307	Ocwen Financial Corp.*	9,515
5,158	Providian Financial Corp.*	85,984
1,129	Ryder System, Inc.	41,694
7,564	SLM Corp.	360,349
71	Student Loan Corp. (The)	13,756
1,493	United Rentals, Inc.*	27,456
117	WFS Financial Inc.*	5,259
		3,710,581
	Financial Conglomerates (3.8%)
19,605	American Express Co.	1,033,184
91,462	Citigroup, Inc.	4,295,056
2,694	Conseco Inc.*	51,833
524	Euronet Services, Inc.*	15,489
62,783	JPMorgan Chase & Co.	2,228,169
1,318	Leucadia National Corp.	45,840
5,523	Principal Financial Group, Inc.	215,839
9,146	Prudential Financial, Inc.	522,694
5,926	State Street Corp.	273,959
25	Wesco Financial Corp.	9,450
		8,691,513
	Financial Publishing/Services (0.3%)
634	Advent Software, Inc.*	11,311
1,269	Dun & Bradstreet Corp.*	79,236
2,458	Equifax, Inc.	82,712
553	FactSet Research Systems Inc.	15,351
632	Interactive Data Corp.*	12,672
3,373	McGraw-Hill Companies, Inc. (The)	293,721
2,214	Moody’s Corp.	181,858
615	National Financial Partners Corp.	23,518
1,223	SEI Investments Co.	40,127
195	Value Line, Inc.	7,683
		748,189
	Food Distributors (0.2%)
1,832	ARAMARK Corp. (Class B)	44,902
888	Performance Food Group Co.*	23,878
11,268	SYSCO Corp.	389,873
760	United Natural Foods, Inc.*	20,368
		479,021

	Food Retail (0.3%)
551	7-Eleven, Inc.*	12,888
5,612	Albertson’s, Inc.	111,061
1,350	Casey’s General Stores, Inc.	22,788
11,974	Kroger Co.*	188,830
624	Ruddick Corp.	14,015
7,865	Safeway Inc.*	167,446
2,396	Supervalu, Inc.	75,618
137	Weis Markets, Inc.	5,192
1,089	Whole Foods Market, Inc.*	108,595
584	Wild Oats Markets, Inc.*	5,898
		712,331
	Food: Major Diversified (1.4%)
4,483	Campbell Soup Co.	133,324
9,312	ConAgra Foods Inc.	249,096
3,587	Del Monte Foods Co.*	37,412
5,986	General Mills, Inc.	295,708
6,205	Heinz (H.J.) Co.	228,654
4,166	Kellogg Co.	187,262
4,544	Kraft Foods Inc. (The) (Class A)	147,271
29,686	PepsiCo, Inc.	1,651,729
13,928	Sara Lee Corp.	297,920
		3,228,376
	Food: Meat/Fish/Dairy (0.1%)
2,626	Dean Foods Co.*	90,229
1,313	Hormel Foods Corp.	40,887
537	Pilgrim’s Pride Corp. (Class B)	19,380
379	Sanderson Farms, Inc.	13,735
1,557	Smithfield Foods, Inc.*	47,115
4,223	Tyson Foods, Inc. (Class A)	71,326
		282,672
	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)	8,044
779	Chiquita Brands International, Inc.*	19,514
490	Farmer Brothers Co.	10,731
1,032	Flowers Foods Inc.	29,763
448	Fresh Del Monte Produce, Inc.	12,947
878	Hain Celestial Group, Inc.*	15,585
3,030	Hershey Foods Corp.	193,617
569	Lancaster Colony Corp.	23,648
567	Lance, Inc.	9,344
2,285	McCormick & Co., Inc. (Non-Voting)	79,038
1,420	NBTY, Inc.*	30,274
543	Ralcorp Holdings, Inc.*	21,514
1,026	Smucker (J.M.) Co.	50,910
424	TBC Corporation*	11,092
430	Tootsie Roll Industries, Inc.	13,278
795	Topps Co., Inc. (The)	6,853
2,500	Wrigley (Wm.) Jr. Co.	172,825
		708,977
	Forest Products (0.1%)
1,806	Louisiana-Pacific Corp.	44,427
346	Universal Forest Products, Inc.	13,169
4,118	Weyerhaeuser Co.	282,536
		340,132

	Gas Distributors (0.5%)
1,245	AGL Resources, Inc.	43,077
1,187	Atmos Energy Corp.	31,218
7,239	Dynegy, Inc. (Class A)*	24,251
586	Energen Corp.	36,303
1,058	Equitable Resources, Inc.	60,983
2,822	KeySpan Corp.	107,038
372	Laclede Group, Inc. (The)	10,182
1,915	MDU Resources Group, Inc.	51,762
1,377	National Fuel Gas Co.	37,496
531	New Jersey Resources Corp.	23,024
732	Nicor Inc.	27,062
4,769	NiSource, Inc.	110,831
502	Northwest Natural Gas Co.	17,821
1,696	ONEOK, Inc.	48,947
679	Peoples Energy Corp.	26,888
1,306	Piedmont Natural Gas Co., Inc.	29,973
1,480	Questar Corp.	86,432
3,592	Sempra Energy	145,045
245	South Jersey Industries, Inc.	13,316
1,440	Southern Union Co.*	34,474
642	Southwest Gas Corp.	15,710
830	UGI Corp.	41,691
1,338	Vectren Corp.	36,139
949	WGL Holdings Inc.	28,764
		1,088,427
	Home Building (0.5%)
687	Beazer Homes USA Inc.	31,327
350	Brookfield Homes Corp.	15,026
132	Cavco Industries, Inc.*	3,498
2,180	Centex Corp.	125,830
1,119	Champion Enterprises, Inc.*	10,563
5,160	D.R. Horton, Inc.	157,380
625	Hovnanian Enterprises, Inc.*	31,731
1,324	KB Home	75,468
2,369	Lennar Corp. (Class A)	121,932
291	Levitt Corp. (Class A)*	7,298
547	M.D.C. Holdings, Inc.	35,763
316	M/I Schottenstein Homes, Inc.	14,441
432	Meritage Homes Corp.*	27,341
103	NVR, Inc.*	73,990
446	Palm Harbor Homes, Inc.*	7,600
1,847	Pulte Homes, Inc.	131,968
835	Ryland Group, Inc. (The)	51,269
548	Standard Pacific Corp.	39,242
261	Technical Olympic USA, Inc.	5,494
834	Toll Brothers, Inc.*	63,217
825	WCI Communities, Inc.*	23,125
193	William Lyon Homes, Inc.*	17,061
		1,070,564
	Home Furnishings (0.2%)
631	Ethan Allen Interiors, Inc.	19,012
1,081	Furniture Brands International, Inc.	20,950
426	Jarden Corp.*	19,029
1,386	La-Z-Boy, Inc.	16,410
3,364	Leggett & Platt, Inc.	90,693
265	Libbey, Inc.	4,645

949	Mohawk Industries, Inc.*	73,842
4,844	Newell Rubbermaid, Inc.	105,260
646	Select Comfort Corp.*	14,290
		364,131
	Home Improvement Chains (0.9%)
1,187	Fastenal Co.	63,576
38,700	Home Depot, Inc. (The)	1,368,819
12,552	Lowe’s Companies, Inc.	654,085
2,111	Sherwin-Williams Co.	94,087
		2,180,567
	Hospital/Nursing Management (0.4%)
666	Amsurg Corp.*	17,243
2,091	Beverly Enterprises, Inc.*	24,507
1,572	Community Health Systems Inc.*	57,299
7,043	HCA, Inc.	393,281
4,066	Health Management Associates, Inc. (Class A)	100,552
876	LifePoint Hospitals, Inc.*	38,956
1,541	Manor Care, Inc.	51,392
981	OCA Inc.	3,983
366	Sunrise Assisted Living, Inc.*	18,754
8,191	Tenet Healthcare Corp.*	98,046
1,353	Triad Hospitals, Inc.*	69,341
542	United Surgical Partners International Inc.*	23,984
960	Universal Health Services, Inc. (Class B)	54,470
		951,808
	Hotels/Resorts/Cruiselines (0.5%)
7,511	Carnival Corp. (Panama)	367,138
325	Choice Hotels International, Inc.	19,669
712	Gaylord Entertainment Co.*	28,480
6,370	Hilton Hotels Corp.	139,057
3,606	La Quinta Corp.*	31,372
576	Marcus Corp. (The)	11,030
3,235	Marriott International, Inc. (Class A)	202,996
1,753	Royal Caribbean Cruises Ltd. (Liberia)	73,661
3,668	Starwood Hotels & Resorts Worldwide, Inc.	199,319
542	Vail Resorts, Inc.*	14,022
		1,086,744
	Household/Personal Care (2.2%)
1,473	Alberto-Culver Co. (Class B)	65,549
8,333	Avon Products, Inc.	333,987
1,089	Church & Dwight Co., Inc.	39,226
2,876	Clorox Co. (The)	182,051
9,359	Colgate-Palmolive Co.	465,984
2,352	Estee Lauder Companies, Inc. (The) (Class A)	90,340
16,065	Gillette Co. (The)	829,597
1,564	International Flavors & Fragrances, Inc.	59,275
8,595	Kimberly-Clark Corp.	536,758
1,368	Nu Skin Enterprises, Inc. (Class A)	30,096
1,191	Playtex Products, Inc.*	12,089
44,457	Procter & Gamble Co. (The)	2,407,346
		5,052,298
	Industrial Conglomerates (4.3%)
12,581	3M Co.	962,069
4,510	Danaher Corp.	228,341
186,319	General Electric Co.**	6,744,748
13,713	Honeywell International, Inc.	490,377
3,090	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	237,528

1,626	ITT Industries, Inc.	147,088
1,341	SPX Corp.*	51,883
2,062	Textron, Inc.	155,372
8,319	United Technologies Corp.	846,209
389	Walter Industries, Inc.	13,343
		9,876,958
	Industrial Machinery (0.4%)
458	Actuant Corp. (Class A)*	19,506
1,244	Flowserve Corp.*	34,533
769	FuelCell Energy, Inc.*	6,152
1,221	Graco Inc.	41,233
890	IDEX Corp.	33,152
4,575	Illinois Tool Works Inc.	383,477
657	Kennametal Inc.	29,762
941	Lincoln Electric Holdings, Inc.	28,748
467	Nordson Corp.	15,047
2,107	Parker Hannifin Corp.	126,293
489	Regal-Beloit Corp.	12,934
695	Roper Industries, Inc.	47,031
377	Tecumseh Products Co. (Class A)	13,097
532	Watts Water Technologies, Inc.	16,625
217	Woodward Governor Co.	15,312
		822,902
	Industrial Specialties (0.3%)
719	Buckeye Technologies Inc.*	5,680
664	Cabot Microelectronics Corp.*	19,116
1,318	Donaldson Co., Inc.	39,211
3,262	Ecolab Inc.	106,700
1,228	Ferro Corp.	22,251
625	Fuller (H.B.) Co.	18,950
1,306	GrafTech International Ltd*	4,976
543	Headwaters Inc.*	17,360
1,013	KFx Inc.*	11,042
740	MacDermid, Inc.	22,459
717	Mine Safety Appliances Co.	25,597
412	Minerals Technologies, Inc.	26,912
3,027	PPG Industries, Inc.	204,474
315	Rogers Corp.*	10,880
2,044	RPM International, Inc.	35,259
651	Spartech Corp.	12,675
611	Symyx Technologies, Inc.*	14,890
839	Valspar Corp. (The)	34,676
325	WD-40 Co.	9,113
		642,221
	Information Technology Services (1.3%)
599	Anteon International Corp.*	25,038
3,768	BearingPoint, Inc.*	23,324
513	Black Box Corp.	16,683
513	CACI International Inc. (Class A)*	31,868
1,236	CIBER, Inc.*	9,616
2,980	Citrix Systems, Inc.*	67,050
2,386	Cognizant Technology Solutions Corp. (Class A)*	100,236
8,970	Electronic Data Systems Corp.	173,569
857	Epicor Software Corp.*	9,436
1,728	Henry (Jack) & Associates, Inc.	29,704
588	Intergraph Corp.*	17,387
29,337	International Business Machines Corp.	2,240,760

557	JDA Software Group, Inc.*	5,704
1,745	Keane, Inc.*	20,765
12,788	Level 3 Communications, Inc.*	23,146
320	ManTech International Corp. (Class A)*	7,696
678	MICROS Systems, Inc.*	26,883
1,521	Perot Systems Corp. (Class A)*	19,210
639	QAD, Inc.*	5,233
1,138	Reynolds & Reynolds Co. (The) (Class A)	30,009
1,240	RSA Security, Inc.*	13,318
2,357	Sapient Corp.*	16,853
314	SRA International, Inc. (Class A)*	20,520
120	Syntel, Inc.	1,925
5,847	Unisys Corp.*	37,947
282	Verint Systems Inc.*	8,973
1,558	Wind River Systems, Inc.*	20,223
		3,003,076
	Insurance Brokers/Services (0.2%)
4,591	AON Corp.	95,722
1,010	Brown & Brown, Inc.	44,187
512	CCC Information Services Group, Inc.*	11,945
1,589	ChoicePoint, Inc.*	62,718
948	Crawford & Co. (Class B)	7,025
1,619	Gallagher (Arthur J.) & Co.	45,073
764	Hilb, Rogal & Hobbs Co.	26,748
8,692	Marsh & McLennan Companies, Inc.	243,637
		537,055
	Integrated Oil (4.3%)
1,454	Amerada Hess Corp.	136,167
35,381	ChevronTexaco Corp.	1,839,812
812	Cimarex Energy Co.*	28,826
11,081	ConocoPhillips	1,161,843
113,695	Exxon Mobil Corp.	6,484,026
1,537	Murphy Oil Corp.	136,931
		9,787,605
	Internet Retail (0.2%)
5,194	Amazon.com, Inc.*	168,078
1,364	Drugstore.com, Inc.*	3,260
8,886	IAC/InterActiveCorp.*	193,182
806	Netflix Inc.*	9,317
		373,837
	Internet Software/Services (0.6%)
1,002	Agile Software Corp.*	6,583
2,333	Akamai Technologies, Inc.*	27,553
1,012	Ariba, Inc.	6,112
951	Ask Jeeves, Inc.*	25,858
6,801	BEA Systems, Inc.*	46,927
1,827	Borland Software Corp.*	10,615
9,125	CMGI Inc.*	16,060
3,333	CNET Networks, Inc.*	33,047
638	Digital Insight Corp.*	12,805
600	Digital River, Inc.*	15,960
1,146	Digitas Inc.*	11,426
3,167	Earthlink, Inc.*	29,073
406	Google, Inc. (Class A)*	89,320
792	GSI Commerce, Inc.*	11,484
4,035	Internap Network Services Corp.*	1,695
1,125	Internet Security Systems, Inc.*	21,881

447	J2 Global Communications, Inc.*	15,967
897	Lionbridge Technologies, Inc.*	3,812
237	MicroStrategy Inc. (Class A)*	10,317
1,137	NIC Inc.*	4,787
1,181	Openwave Systems, Inc.*	15,813
620	Packeteer, Inc.*	7,242
530	PEC Solutions, Inc.*	8,125
698	Progress Software Corp.*	18,623
2,958	RealNetworks, Inc.*	18,221
1,369	S1 Corp.*	7,228
627	Secure Computing Corp.*	5,549
8,172	Siebel Systems, Inc.*	73,548
1,321	SonicWALL, Inc.*	6,790
670	Support.com, Inc.*	3,182
1,194	United Online, Inc.*	10,495
4,502	VeriSign, Inc.*	119,123
6,854	Vignette Corp.*	8,019
816	WebEx Communications, Inc.*	17,805
1,016	webMethods, Inc.*	4,745
429	Websense, Inc.*	22,758
20,333	Yahoo!, Inc.*	701,692
		1,450,240
	Investment Banks/Brokers (1.7%)
5,155	Ameritrade Holding Corp.*	54,024
1,816	Bear Stearns Companies, Inc. (The)	171,903
480	Chicago Mercantile Exchange (The)	93,850
6,461	E*TRADE Group, Inc.*	71,782
1,396	Edwards (A.G.), Inc.	55,435
590	eSPEED, Inc (Class A)*	5,098
7,262	Goldman Sachs Group Inc. (The)	775,509
1,058	Investment Technology Group, Inc.*	20,112
867	Jefferies Group, Inc.	31,385
2,213	Knight Trading Group, Inc.*	18,655
1,355	LaBranche & Co., Inc.*	9,011
237	Ladenburg Thalmann Finl Svcs Inc	135
1,817	Legg Mason, Inc.	128,753
4,867	Lehman Brothers Holdings Inc.	446,401
15,045	Merrill Lynch & Co., Inc.	811,377
17,911	Morgan Stanley	942,477
1,075	Raymond James Financial, Inc.	28,993
19,607	Schwab (Charles) Corp. (The)	202,932
802	Tradestation Group Inc.*	5,173
		3,873,005
	Investment Managers (0.3%)
522	Affiliated Managers Group, Inc.*	32,641
462	Alliance Capital Management L.P.	20,762
244	BlackRock, Inc. (Class A)	18,290
2,162	Eaton Vance Corp. (Non-Voting)	50,656
1,728	Federated Investors, Inc. (Class B)	49,161
2,472	Franklin Resources, Inc.	169,777
1,168	Investors Financial Services Corp.	48,998
4,218	Janus Capital Group, Inc.	54,792
7,472	Mellon Financial Corp.	206,900
267	Nuveen Investments (Class A)	9,075
2,284	Price (T.) Rowe Group, Inc.	126,008
1,454	Waddell & Reed Financial, Inc. (Class A)	25,314
		812,374

	Investment Trusts/Mutual Funds (0.0%)
418	BP Prudhoe Bay Royalty Trust	25,435
28	Cross Timbers Royalty Trust	1,079
326	Hugoton Royalty Trust	8,786
19	Tel Offshore Trust	140
		35,440
	Life/Health Insurance (0.6%)
8,937	AFLAC, Inc.	363,289
281	American National Insurance Co.	28,831
676	AmerUs Group Co.	31,779
728	Citizens, Inc.*	3,786
523	Delphi Financial Group, Inc. (Class A)	21,715
222	FBL Financial Group, Inc. (Class A)	5,816
2,770	Genworth Financial Inc. (Class A)	77,421
175	Great American Financial Resources, Inc.	2,781
2,405	Jefferson-Pilot Corp.	120,755
233	Kansas City Life Insurance Co.	10,646
3,101	Lincoln National Corp.	139,452
7,379	MetLife, Inc.	287,043
65	National Western Life Insurance Co. (Class A)*	10,746
2,405	Phoenix Companies Ltd.	27,249
573	Presidential Life Corp.	8,314
1,156	Protective Life Corp.	44,205
632	Reinsurance Group of America, Inc.	28,263
500	StanCorp Financial Group, Inc.	38,260
1,932	Torchmark Corp.	103,227
872	UICI*	20,248
1,049	Universal American Financial Corp.*	17,571
5,223	UnumProvident Corp.	87,328
		1,478,725
	Major Banks (4.0%)
71,184	Bank of America Corp.	3,206,127
13,691	Bank of New York Co., Inc. (The)	382,527
9,771	BB&T Corp.	383,121
3,020	Comerica, Inc.	172,925
3,851	Huntington Bancshares, Inc.	90,537
7,169	KeyCorp	237,724
9,994	National City Corp.	339,396
4,976	PNC Financial Services Group	264,872
4,305	Popular, Inc.	99,618
8,143	Regions Financial Corp.	272,709
6,313	SunTrust Banks, Inc.	459,776
1,554	TD Banknorth, Inc.	47,863
745	Totonto-Dominion Bank (The)	29,793
946	UnionBanCal Corp.	58,236
27,986	Wachovia Corp.	1,432,323
29,816	Wells Fargo & Co.	1,787,171
		9,264,718
	Major Telecommunications (2.3%)
5,432	ALLTEL Corp.	309,407
13,920	AT&T Corp.	266,290
32,282	BellSouth Corp.	855,150
5,323	Cincinnati Bell Inc.	21,292
4,533	MCI Inc.	120,260
1,276	Primus Telecommunications Group, Inc.*	1,927
58,429	SBC Communications, Inc.	1,390,610
22,213	Sprint Corp. (Fon Group)	494,461
48,799	Verizon Communications Inc.	1,747,004
		5,206,401

	Managed Health Care (1.4%)
5,412	Aetna, Inc.	397,078
798	AMERIGROUP Corp.*	28,026
8,011	Caremark Rx, Inc.*	320,841
766	Centene Corp.*	21,333
2,423	CIGNA Corp.	222,868
1,325	Coventry Health Care, Inc.*	90,670
1,973	Health Net Inc.*	67,141
2,808	Humana, Inc.*	97,297
1,462	PacifiCare Health Systems, Inc.*	87,369
506	Sierra Health Services, Inc.*	32,733
11,519	UnitedHealth Group, Inc.	1,088,661
326	WellChoice, Inc.*	18,321
5,228	WellPoint Inc.*	667,877
		3,140,215
	Marine Shipping (0.1%)
809	Alexander & Baldwin, Inc.	32,951
627	General Maritime Corp.	27,494
429	Kirby Corp.*	17,477
1,540	OMI Corp. (Class A)	28,013
491	Overseas Shipholding Group, Inc.	27,707
958	Tidewater, Inc.	33,022
		166,664
	Media Conglomerates (1.7%)
36,082	Disney (Walt) Co. (The)	952,565
43,399	News Corp Inc. (Class A)	663,137
77,705	Time Warner, Inc.*	1,306,221
26,549	Viacom Inc. (Class B) (Non-Voting)	919,126
		3,841,049
	Medical Distributors (0.4%)
1,981	AmerisourceBergen Corp.	121,396
1,282	Andrx Group*	25,525
7,585	Cardinal Health, Inc.	421,498
1,235	Henry Schein, Inc.*	46,325
4,851	McKesson Corp.	179,487
649	Owens & Minor, Inc.	18,827
2,052	Patterson Companies, Inc.	103,729
484	PolyMedica Industries, Inc.	14,999
943	Priority Healthcare Corp. (Class B)*	21,482
1,307	PSS World Medical, Inc.*	14,586
		967,854
	Medical Specialties (2.4%)
568	Advanced Medical Optics, Inc.*	21,005
420	Advanced Neuromodulation System*	12,646
1,228	Align Technology, Inc.*	10,340
1,286	American Medical System Holdings, Inc.*	22,454
339	Analogic Corp.	14,140
3,641	Applera Corp. - Applied Biosystems Group	77,189
394	Arrow International, Inc.	13,057
403	ArthroCare Corp.*	11,840
1,827	Bard (C.R.), Inc.	130,028
937	Bausch & Lomb, Inc.	70,275
10,834	Baxter International, Inc.	401,941
1,080	Beckman Coulter, Inc.	72,047
4,190	Becton, Dickinson & Co.	245,199

4,160	Biomet, Inc.*	160,950
31	Bio-Rad Laboratories, Inc. (Class A)*	1,499
375	Biosite Diagnostics Inc.*	21,375
556	Bioveris Corp.	2,658
10,629	Boston Scientific Corp.*	314,406
639	CONMED Corp.*	18,991
584	Cooper Companies, Inc. (The)	39,449
839	CTI Molecular Imaging, Inc.*	17,225
435	Cyberonics Inc.*	16,395
1,957	Cytyc Corp.*	41,704
782	Dade Behring Holdings Inc.*	48,226
288	Datascope Corp.	8,271
1,287	DENTSPLY International, Inc.	70,347
576	Diagnostic Products Corp.	27,936
362	Digene Corp.*	6,896
1,052	Edwards Lifesciences Corp.*	46,330
2,025	Fisher Scientific International, Inc.*	120,245
5,543	Guidant Corp.	410,625
470	Haemonetics Corp.*	20,102
1,051	Hillenbrand Industries, Inc.	58,036
2,750	Hospira, Inc.*	92,262
593	IDEXX Laboratories, Inc.*	33,647
852	Immucor, Inc.*	25,424
448	INAMED Corp.*	27,256
604	Integra LifeSciences Holding, Inc.*	21,400
484	Intermagnetics General Corp.*	11,887
521	Intuitive Surgical, Inc.*	22,372
669	Invacare Corp.	27,402
508	Kinetic Concepts, Inc.*	31,217
1,243	KV Pharmaceutical Co. (Class A)*	29,086
754	Kyphon Inc.*	19,717
21,314	Medtronic, Inc.	1,123,248
1,095	Mentor Corp.	40,186
499	Merit Medical Systems, Inc.*	6,312
752	OraSure Technologies, Inc.*	5,986
2,204	Pall Corp.	59,133
355	Penwest Pharmaceuticals Co.*	4,544
2,661	Peregrine Pharmaceuticals, Inc.*	3,220
2,123	PerkinElmer, Inc.	39,276
596	ResMed, Inc.*	37,012
619	Respironics, Inc.*	39,115
6,301	St. Jude Medical, Inc.*	245,928
1,216	STERIS Corp.*	28,795
4,887	Stryker Corp.	237,264
378	SurModics, Inc.*	13,634
853	Sybron Dental Specialties, Inc.*	31,774
1,215	Thoratec Corp.*	15,734
2,410	Varian Medical Systems, Inc.*	81,313
648	Ventana Medical Systems, Inc.*	25,803
586	Viasys Healthcare, Inc.*	12,447
1,030	VISX, Inc.*	24,555
252	Vital Signs, Inc.	10,282
2,129	Waters Corp.*	84,372
566	West Pharmaceutical Services, Inc.	14,908
673	Wright Medical Group, Inc.*	16,711
4,300	Zimmer Holdings, Inc.*	350,106
		5,447,155

	Medical/Nursing Services (0.1%)
612	American Healthways, Inc.*	22,858
880	Apria Healthcare Group, Inc.*	26,488
1,750	DaVita, Inc.*	70,525
1,265	Hooper Holmes, Inc.	4,630
698	Kindred Healthcare, Inc.*	22,964
1,761	Lincare Holdings, Inc.*	75,159
432	Pediatrix Medical Group, Inc.*	29,415
1,210	Renal Care Group, Inc.*	46,162
1,478	VCA Antech, Inc.*	34,408
		332,609
	Metal Fabrications (0.1%)
1,092	Commercial Metals Co.	27,857
725	Harsco Corp.	38,896
504	Kaydon Corp.	13,830
669	Mueller Industries, Inc.*	17,327
1,439	Timken Co. (The)	35,745
		133,655

	Miscellaneous Commercial Services (0.2%)
771	ABM Industries Inc.	14,009
1,684	Adesa Inc.	40,736
496	Bright Horizons Family Solutions, Inc.*	16,809
858	Century Business Services, Inc.*	3,054
1,195	Copart, Inc.*	25,908
722	Corporate Executive Board Co. (The)	47,457
596	Corrections Corporation of America*	22,559
312	Costar Group, Inc.*	12,340
673	DiamondCluster International, Inc. (Class A)*	8,379
958	FTI Consulting, Inc.*	21,153
366	G & K Services, Inc. (Class A)	14,047
419	Global Imaging Systems, Inc.*	14,535
2,837	IKON Office Solutions, Inc.	24,540
1,988	Iron Mountain Inc.*	59,044
786	Laureate Education Inc.*	34,914
479	MAXIMUS, Inc.	14,705
849	Navigant Consulting, Inc.*	19,926
489	ProQuest Co.*	15,863
2,418	Sabre Holdings Corp. (Class A)	47,296
316	SOURCECORP, Inc.*	5,641
278	StarTek, Inc.	4,045
1,449	TeleTech Holdings, Inc.*	15,214
1,023	The Brink’s Co.	33,002
235	Vertrue Incorporated	7,146
428	Viad Corp.	11,021
1,044	Wireless Facilities, Inc.*	5,523
		538,866
	Miscellaneous Manufacturing (0.2%)
1,202	Ametek, Inc.	45,520
704	Brady (W.H.) Co. (Class A)	20,874
549	Carlisle Companies, Inc.	39,429
1,151	Crane Co.	29,466
398	CUNO, Inc.*	20,186
3,583	Dover Corp.	130,278
1,463	Jacuzzi Brands, Inc.*	13,240
1,767	Pentair, Inc.	70,291
382	Smith (A.O.) Corp.	10,887

640	Teleflex Inc.	34,221
743	Tredegar Corp.	12,081
464	Valmont Industries, Inc.	10,792
705	Varian, Inc.*	23,385
		460,650
	Motor Vehicles (0.3%)
30,998	Ford Motor Co.	282,392
8,156	General Motors Corp.	217,602
5,200	Harley-Davidson, Inc.	244,504
		744,498
	Movies/Entertainment (0.1%)
985	Cedar Fair, L.P.	29,717
241	Crown Media Holdings, Inc. (Class A)*	2,109
619	International Speedway Corp. (Class A)*	32,931
944	Pixar, Inc.*	43,179
1,207	Regal Entertainment Group (Class A)	24,490
2,012	Six Flags, Inc.	7,847
244	Speedway Motorsports, Inc.*	8,369
1,332	TiVo Inc.*	7,499
		156,141
	Multi-Line Insurance (1.3%)
40,333	American International Group, Inc.	2,050,933
652	CNA Financial Corp.*	17,897
5,134	Hartford Financial Services Group, Inc. (The)	371,548
1,175	HCC Insurance Holdings, Inc.	41,795
1,032	Horace Mann Educators Corp.	16,904
2,209	Loews Corp.	156,574
995	Nationwide Financial Services, Inc. (Class A)	35,253
2,273	Safeco Corp.	119,719
797	Unitrin, Inc.	36,263
367	Zenith National Insurance Corp.	21,106
		2,867,992
	Office Equipment/Supplies (0.2%)
1,720	Avery Dennison Corp.	90,042
844	HNI Corp.	42,757
1,097	Kimball International, Inc. (Class B)	12,495
1,255	Miller (HERMAN), Inc.	35,893
4,073	Pitney Bowes, Inc.	182,144
855	Steelcase, Inc. (Class A)	11,235
		374,566
	Oil & Gas Pipelines (0.3%)
580	Buckeye Partners, L.P.	27,817
10,874	El Paso Corp.	108,631
209	Enbridge Energy Management, LLC*	10,377
3,480	Enterprise Products Partners L.P.	89,888
658	Kinder Morgan Management, LLC*	28,952
1,720	Kinder Morgan, Inc.	131,511
534	Magellan Midstream Parners, L.P.	17,472
862	Plains All American Pipeline, L.P.	35,178
323	TC Pipelines, L.P.	10,291
1,110	TEPPCO Partners, L.P.	49,040
262	Valero L.P.	16,506
1,065	Western Gas Resources, Inc.	35,582
9,614	Williams Companies, Inc. (The)	163,630
		724,875
	Oil & Gas Production (1.6%)
4,409	Anadarko Petroleum Corp.	322,033

5,745	Apache Corp.	323,386
408	Berry Petroleum Co. (Class A)	19,062
6,957	Burlington Resources, Inc.	338,180
894	Cabot Oil & Gas Corp.	26,319
4,455	Chesapeake Energy Corp.	85,714
625	Comstock Resources Inc.*	15,813
982	Denbury Resources Inc.*	31,169
8,081	Devon Energy Corp.	365,019
498	Encore Acquisition Co.*	18,287
626	Energy Partners, Ltd.*	14,310
4,201	EOG Resources, Inc.	199,758
899	Forest Oil Corp.*	34,638
509	Houston Exploration Co. (The)*	25,928
805	Kcs Energy Inc*	11,302
2,203	Kerr-McGee Corp.	170,953
1,313	Magnum Hunter Resources, Inc.*	18,947
1,085	Newfield Exploration Co.*	77,068
1,022	Noble Energy, Inc.	65,531
1,516	NRG Energy Inc.*	47,148
6,903	Occidental Petroleum Corp.	476,307
1,161	Patina Oil & Gas Corp.	44,582
350	Penn Virginia Corp.	14,375
2,287	Pioneer Natural Resources Co.*	92,989
1,357	Plains Exploration & Production Co.*	43,668
1,047	Pogo Producing Co.	47,125
540	Quicksilver Resources Inc.*	27,718
1,093	Range Resources Corp.	24,756
523	Remington Oil & Gas Corp.*	15,256
652	Southwestern Energy Co.*	38,305
646	Spinnaker Exploration Co.*	20,678
1,362	St. Mary Land & Exploration Co.	29,555
559	Stone Energy Corp.*	25,121
535	Swift Energy Co.*	14,087
1,320	Ultra Petroleum Corp. (Canada)*	66,634
695	Unit Corp.*	26,660
4,665	Unocal Corp.	254,476
980	Vintage Petroleum, Inc.	28,312
5,950	XTO Energy Inc.	179,512
		3,680,681
	Oil Refining/Marketing (0.4%)
1,240	Ashland, Inc.	83,377
510	Frontier Oil Corp.	21,461
606	Holly Corp.	20,768
6,011	Marathon Oil Corp.	279,932
1,251	Premcor Inc.*	82,754
1,327	Sunoco, Inc.	131,718
1,165	Tesoro Petroleum Corp.*	44,200
4,506	Valero Energy Corp.	308,796
		973,006
	Oilfield Services/Equipment (1.0%)
5,881	Baker Hughes Inc.	259,470
2,835	BJ Services Co.	138,206
644	Cal Dive International, Inc.*	28,645
211	CARBO Ceramics, Inc.	14,006
968	Cooper Cameron Corp.*	53,182
1,115	FMC Technologies, Inc.*	33,818
2,148	Global Industries Ltd.*	20,707

2,162	Grant Prideco, Inc.*	47,888
7,966	Halliburton Co.	331,306
1,370	Hanover Compressor Co.*	14,207
484	Hydril Co.*	25,458
2,355	Key Energy Services, Inc.*	26,494
624	Lone Star Technologies, Inc.*	24,299
819	Maverick Tube Corp.*	23,825
1,283	McDermott International, Inc.*	26,058
1,549	National-Oilwell, Inc.*	61,557
545	Oceaneering International, Inc.*	17,881
440	Offshore Logistics, Inc.*	12,747
562	Oil States International Inc.*	11,414
10,406	Schlumberger Ltd. (Netherlands Antilles)	711,874
366	SEACOR Holdings, Inc.*	20,866
1,846	Smith International, Inc.*	107,400
1,730	Superior Energy Services, Inc.*	25,742
422	TETRA Technologies, Inc.*	11,407
460	Universal Compression Holdings, Inc.*	16,146
652	Veritas DGC Inc.*	16,691
2,352	Weatherford International Ltd. (Bermuda)*	122,657
589	W-H Energy Services Inc.*	12,970
		2,216,921
	Other Consumer Services (0.8%)
778	Alderwoods Group, Inc.*	10,153
2,664	Apollo Group, Inc. (Class A)*	192,128
724	Autobytel Inc.*	3,453
2,715	Block (H.&R.), Inc.	135,234
1,850	Career Education Corp.*	58,164
18,214	Cendant Corp.	362,641
705	Central Parking Corp.	11,527
1,836	Corinthian Colleges, Inc.*	26,089
1,357	DeVry, Inc.*	30,940
17,496	eBay, Inc.*	555,148
1,051	Education Management Corp.*	29,428
452	First Marblehead Corp. (The)*	17,415
631	HealthExtras, Inc.*	10,443
2,340	Homestore.com, Inc.*	4,586
839	ITT Educational Services, Inc.*	38,577
1,560	MoneyGram International, Inc.	30,264
339	Pre-Paid Legal Services, Inc.*	12,106
785	Priceline.com Inc.*	19,908
107	Renaissance Learning, Inc.	1,784
621	Rollins, Inc.	12,258
6,015	Service Corp. International*	42,346
5,126	ServiceMaster Co. (The)	65,766
1,202	Sotheby’s Holdings, Inc. (Class A)*	19,689
2,045	Stewart Enterprises, Inc. (Class A)*	11,043
199	Strayer Education, Inc.	21,349
737	Weight Watchers International, Inc.*	30,770
		1,753,209
	Other Consumer Specialties (0.1%)
2,538	Fortune Brands, Inc.	214,664
690	Fossil, Inc.*	16,049
690	Matthews International Corp. (Class A)	24,571
335	RC2 Corp.*	11,611
449	Russ Berrie & Co., Inc.	5,806
390	Scotts Miracle-Gro (The) (Class A)*	28,236
		300,937

	Other Metals/Minerals (0.1%)
2,143	Hecla Mining Co.*	9,986
1,293	Olin Corp.	22,938
1,656	Phelps Dodge Corp.	142,168
252	Southern Peru Copper Corp. (Peru)	12,887
1,974	USEC Inc.	25,958
		213,937
	Other Transportation (0.0%)
1,856	Laidlaw International Inc.*	41,556

	Packaged Software (3.0%)
4,205	Adobe Systems, Inc.	250,071
480	Altiris, Inc.*	7,819
588	ANSYS, Inc.*	17,899
1,151	Ascential Software Corp.*	21,259
1,064	Aspect Communications Corp.*	9,055
4,074	Autodesk, Inc.	129,675
3,931	BMC Software, Inc.*	63,682
8,876	Computer Associates International, Inc.	238,764
6,229	Compuware Corp.*	37,063
1,439	E.piphany, Inc.*	4,418
1,186	Fair Isaac Corp.	38,996
1,052	Filenet Corp.*	27,878
703	Hyperion Solutions Corp.*	28,591
2,274	Informatica Corp.*	17,578
3,096	Intuit Inc.*	124,769
1,297	Macromedia, Inc.*	51,374
1,144	Macrovision Corp.*	23,395
745	Magma Design Automation, Inc.*	4,574
611	Manhattan Associates, Inc.*	11,536
1,371	Manugistics Group, Inc.*	2,248
2,753	McAfee Inc.*	57,565
1,487	Mercury Interactive Corp.*	61,458
1,928	Micromuse Inc.*	9,968
170,541	Microsoft Corp.	4,314,687
715	NAVTEQ Corp*	26,040
1,315	NetIQ Corp.*	14,097
6,624	Novell, Inc.*	39,148
70,285	Oracle Corp.*	812,495
191	PalmSource, Inc.*	1,698
6,243	Parametric Technology Corp.*	33,213
919	Quest Software, Inc.*	10,899
3,063	Red Hat, Inc.*	32,927
529	Serena Software, Inc.*	10,067
1,691	Sybase, Inc.*	32,011
11,655	Symantec Corp.*	218,881
4,122	TIBCO Software, Inc.*	29,431
696	Transaction Systems Architects, Inc. (Class A)*	14,428
820	Ulticom, Inc.*	7,323
7,628	VERITAS Software Corp.*	157,060
831	Verity, Inc.*	6,814
		7,000,854
	Personnel Services (0.1%)
739	AMN Healthcare Services, Inc.*	10,915
380	CDI Corp.	8,402
485	Gentiva Health Services, Inc.*	9,496

405	Kelly Services, Inc. (Class A)	10,635
732	Korn/Ferry International*	10,541
785	Labor Ready, Inc.*	13,102
1,510	Manpower, Inc.	58,211
1,910	Monster Worldwide Inc.*	43,949
2,551	MPS Group, Inc.*	20,382
876	Resources Connection Inc.*	16,740
3,036	Robert Half International, Inc.	75,354
1,163	Spherion Corp.*	6,524
		284,251
	Pharmaceuticals: Generic Drugs (0.2%)
1,113	Alpharma Inc. (Class A)	10,507
720	American Pharmaceuticals Partners, Inc.*	37,526
1,620	Barr Pharmaceuticals Inc.*	84,013
449	Eon Labs, Inc.*	13,416
1,026	Impax Laboratories, Inc.*	16,693
3,811	IVAX Corp.*	72,028
4,381	Mylan Laboratories, Inc.	72,287
706	Par Pharmaceutical Cos Inc.	21,201
1,652	Valeant Pharmaceuticals International	34,279
1,928	Watson Pharmaceuticals, Inc.*	57,840
		419,790
	Pharmaceuticals: Major (5.8%)
27,446	Abbott Laboratories	1,349,245
34,281	Bristol-Myers Squibb Co.	891,306
52,302	Johnson & Johnson	3,589,486
17,041	Lilly (Eli) & Co.	996,387
39,081	Merck & Co., Inc.	1,324,846
132,723	Pfizer, Inc.	3,606,084
25,948	Schering-Plough Corp.	541,535
23,513	Wyeth	1,056,674
		13,355,563
	Pharmaceuticals: Other (0.3%)
2,321	Allergan, Inc.	163,375
713	AtheroGenics, Inc.*	7,658
662	Cell Therapeutics, Inc.*	2,549
767	Columbia Laboratories, Inc.*	1,503
730	Connetics Corp.*	15,863
584	Endo Pharmaceuticals Holdings, Inc.*	11,592
680	First Horizon Pharmaceutical Corp.*	12,315
6,525	Forest Laboratories, Inc.*	232,812
620	Inspire Pharmaceuticals, Inc.*	4,377
330	Inverness Medical Innovations, Inc.*	7,775
4,257	King Pharmaceuticals, Inc.*	34,056
419	Kos Pharmaceuticals, Inc.*	20,183
1,056	Medicis Pharmaceutical Corp. (Class A)	29,674
1,732	Perrigo Co.	31,730
554	POZEN Inc.*	3,884
631	Salix Pharmaceuticals, Ltd.*	9,023
1,620	Sepracor, Inc.*	97,070
414	United Therapeutics Corp.*	19,868
		705,307
	Precious Metals (0.2%)
4,027	Coeur D’Alene Mines Corp.*	12,443
3,062	Freeport-McMoRan Copper & Gold, Inc. (Class B)	106,129
2,306	Glamis Gold Ltd. (Canada)*	31,684
1,747	Meridian Gold Inc. (Canada)*	26,624
7,156	Newmont Mining Corp.	271,713
1,752	Stillwater Mining Co.*	12,790
		461,383

	Property - Casualty Insurers (1.7%)
463	21st Century Insurance Group	6,102
715	Alfa Corp.	9,853
88	Alleghany Corp.*	23,760
937	Allmerica Financial Corp.*	31,455
12,212	Allstate Corp. (The)	685,826
753	American Financial Group, Inc.	23,411
681	Arch Capital Group Ltd.*	27,233
1,956	Berkley (W.R.) Corp.	63,570
18	Berkshire Hathaway, Inc. (Class A)*	1,518,300
3,366	Chubb Corp. (The)	275,271
3,049	Cincinnati Financial Corp.	122,692
539	Commerce Group, Inc. (The)	31,844
560	Erie Indemnity Co. (Class A)	28,773
617	Harleysville Group, Inc.	12,827
400	Infinity Property & Casualty Corp.	12,980
502	Mercury General Corp.	26,536
344	Midland Co. (The)	10,802
226	Odyssey Re Holdings Corp.	5,139
990	Ohio Casualty Corp.*	23,216
3,086	Old Republic International Corp.	72,830
413	Philadelphia Consolidated Holding Corp.*	30,975
612	PMA Capital Corp. (Class A)	4,339
3,093	Progressive Corp. (The)	282,298
489	RLI Corp.	20,978
661	Selective Insurance Group, Inc.	29,183
11,786	St. Paul Travelers Companies, Inc. (The)	421,939
200	State Auto Financial Corp.	5,448
463	Transatlantic Holdings, Inc.	26,604
141	White Mountains Insurance Group, Ltd. (Bermuda)	88,408
		3,922,592
	Publishing: Books/Magazines (0.1%)
747	John Wiley & Sons, Inc. (Class A)	27,011
843	Meredith Corp.	39,621
2,780	PRIMEDIA Inc.*	12,288
1,567	Reader’s Digest Assoc., Inc. (The) (Class A)	26,639
754	Scholastic Corp.*	26,277
		131,836
	Publishing: Newspapers (0.5%)
1,856	Belo Corp. (Series A)	43,486
862	Dow Jones & Co., Inc.	28,825
4,498	Gannett Co., Inc.	346,346
1,689	Hollinger International, Inc. (Class A)	15,961
1,399	Journal Register Co.*	22,132
1,357	Knight-Ridder, Inc.	87,798
718	Lee Enterprises, Inc.	29,804
384	McClatchy Co. (The) (Class A)	27,149
381	Media General, Inc. (Class A)	23,348
2,587	New York Times Co. (The) (Class A)	86,302
187	Pulitzer Inc.	11,903
1,463	Scripps (E.W.) Co. (Class A)	74,511
3,712	Tribune Co.	143,283
131	Washington Post Co. (The) (Class B)	113,217
		1,054,065

	Pulp & Paper (0.3%)
979	Bowater, Inc.	31,808
4,014	Georgia-Pacific Corp.	137,560
1,110	Glatfelter (P.H.) Co.	13,242
8,569	International Paper Co.	293,831
997	Longview Fibre Co.	18,425
3,556	MeadWestvaco Corp.	104,724
271	Neenah Paper Inc.	8,154
560	Potlatch Corp.	26,449
288	Schweitzer-Mauduit International, Inc.	8,415
1,156	Wausau-Mosinee Paper Corp.	15,340
		657,948
	Railroads (0.5%)
6,660	Burlington Northern Santa Fe Corp.	321,345
3,786	CSX Corp.	151,932
410	Florida East Coast Industries, Inc.	17,466
1,705	Kansas City Southern Industries, Inc.*	32,259
7,054	Norfolk Southern Corp.	221,496
622	RailAmerica, Inc.*	6,419
4,599	Union Pacific Corp.	294,014
		1,044,931
	Real Estate Development (0.1%)
555	Forest City Enterprise, Inc. (Class A)	35,048
420	Getty Realty Corp.	10,597
614	Jones Lang LaSalle, Inc.*	23,025
1,271	St. Joe Co. (The)	88,449
283	Tejon Ranch Co.*	12,551
716	Trammell Crow Co.*	15,251
492	W.P. Carey & Co., LLC	14,612
		199,533
	Real Estate Investment Trusts (2.0%)
532	Acadia Reality Trust	8,539
98	Alexander’s, Inc.*	22,488
373	Alexandria Real Estate Equities, Inc.	25,670
1,456	AMB Property Corp.	56,769
1,092	American Financial Reality Trust	16,740
372	Amli Residential Properties Trust	10,386
1,757	Annaly Mortgage Management Inc.	33,594
1,387	Anthracite Capital, Inc.	15,410
657	Anworth Mortgage Asset Corp.	6,130
1,668	Apartment Investment & Management Co. (Class A)	63,584
3,520	Archstone-Smith Trust	126,614
1,154	Arden Realty, Inc.	41,186
1,268	Avalonbay Communities, Inc.	91,296
323	Bedford Property Investors, Inc.	6,877
1,897	Boston Properties, Inc.	126,094
743	BPP Liquidating Trust*	201
905	Brandywine Realty Trust	25,612
883	BRE Properties, Inc. (Class A)	32,865
768	Camden Property Trust	39,168
1,000	Capital Automotive REIT	33,980
1,018	CarrAmerica Realty Corp.	33,635
1,547	Catellus Development Corp.	42,852
514	CBL & Associates Properties, Inc.	39,768
896	CenterPoint Properties Corp.	36,924
1,063	Colonial Properties Trust	41,081

1,493	Commercial Net Lease Realty	28,337
574	Corporate Office Properties Trust	15,096
947	Cousins Properties, Inc.	25,569
1,751	Crescent Real Estate Equities Co.	29,417
416	CRT Properties Inc.	9,605
1,674	Developers Diversified Realty Corp.	71,045
2,506	Duke Realty Corp.	76,684
358	EastGroup Properties, Inc.	13,425
393	Entertainment Properties Trust	16,978
828	Equity Inns, Inc.	9,323
437	Equity Lifestyle Properties, Inc.	15,994
7,100	Equity Office Properties Trust	223,437
649	Equity One, Inc.	13,590
4,937	Equity Residential	169,586
377	Essex Property Trust, Inc.	28,633
953	Federal Realty Investment Trust	50,986
1,152	FelCor Lodging Trust, Inc.*	14,100
743	First Industrial Realty Trust, Inc.	28,383
2,515	Friedman, Billings, Ramsey Group, Inc.	30,406
538	Gables Residential Trust	19,718
3,854	General Growth Properties, Inc.	150,730
856	Glenborough Realty Trust Inc.	17,582
862	Glimcher Realty Trust	21,697
2,338	Health Care Property Investors, Inc.	59,946
827	Health Care REIT, Inc.	27,705
835	Healthcare Realty Trust, Inc.	32,239
816	Heritage Property Investment Trust	25,133
1,036	Highwoods Properties, Inc.	29,143
565	Home Properties of New York, Inc.	23,645
1,100	Hospitality Properties Trust	45,958
5,648	Host Marriott Corp.	94,999
3,496	HRPT Properties Trust	41,078
1,135	Impac Mortgage Holdings, Inc.	20,793
722	Investors Real Estate Trust	6,534
1,962	iStar Financial Inc.	78,166
559	Kilroy Realty Corp.	24,389
1,666	Kimco Realty Corp.	92,280
686	Lexington Corporate Properties Trust	15,764
1,547	Liberty Property Trust	61,617
933	Macerich Co. (The)	56,260
1,066	Mack-Cali Realty Corp.	46,893
833	Maguire Properties, Inc.	21,241
1,189	MeriStar Hospitality Corp.*	8,145
381	Mid-America Apartment Communities, Inc.	14,566
933	Mills Corp.	53,312
522	National Health Investors, Inc.	13,676
1,683	Nationwide Health Properties, Inc.	36,067
709	New Century Financial Corp.	32,224
1,802	New Plan Excel Realty Trust	46,510
496	Novastar Financial, Inc.	17,707
712	Pan Pacific Retail Properties, Inc.	43,019
202	Parkway Properties, Inc.	9,211
680	Pennsylvania Real Estate Investment Trust	28,662
3,230	Plum Creek Timber Co., Inc.	111,564
1,062	Post Properties, Inc.	34,600
696	Prentiss Properties Trust	23,121
3,240	ProLogis	128,272

417	PS Business Parks, Inc. (Class A)	16,830
1,571	Public Storage, Inc.	92,218
486	RAIT Investment Trust	13,185
874	Rayonier Inc.	43,927
1,368	Realty Income Corp.	32,982
1,321	Reckson Associates Realty Corp.	42,602
507	Redwood Trust, Inc.	25,411
1,072	Regency Centers Corp.	56,441
307	Saul Centers, Inc.	10,284
1,240	Senior Housing Properties Trust	21,452
810	Shurgard Storage Centers, Inc. (Class A)	33,882
3,895	Simon Property Group, Inc.	257,343
668	SL Green Realty Corp.	40,748
261	Sovran Self Storage, Inc.	11,158
359	Sun Communities, Inc.	12,511
404	Tanger Factory Outlet Centers, Inc.	9,357
871	Taubman Center, Inc.	25,781
1,397	Thornburg Mortgage Asset Corp.	41,854
320	Town & Country Trust	8,592
1,630	Trizec Properties, Inc.	32,584
2,344	United Dominion Realty Trust, Inc.	51,920
1,550	Ventas, Inc.	41,819
2,075	Vornado Realty Trust	158,634
910	Washington Real Estate Investment Trust	27,127
1,400	Weingarten Realty Investors	50,414
		4,621,279
	Recreational Products (0.4%)
349	Action Performance Companies, Inc.	3,696
3,251	Activision, Inc.*	47,009
426	Arctic Cat, Inc.	10,088
2,358	Atari, inc.*	6,272
1,684	Brunswick Corp.	70,728
1,831	Callaway Golf Co.	19,738
5,267	Electronic Arts, Inc.*	281,205
2,857	Hasbro, Inc.	54,054
529	K2 Inc.*	6,729
594	Leapfrog Enterprises, Inc. (Class A)*	5,946
1,486	Marvel Enterprises, Inc.*	29,126
7,298	Mattel, Inc.	131,729
567	Monaco Coach Corp.*	8,040
764	Polaris Industries Inc.	43,976
1,174	Scientific Games Corp. (Class A)*	25,206
1,186	Take-Two Interactive Software, Inc.*	27,907
696	Thor Industries, Inc.	18,757
834	THQ, Inc.*	21,033
792	Winnebago Industries, Inc.	23,079
584	WMS Industries, Inc.*	14,834
		849,152
	Regional Banks (2.1%)
412	1st Source Corp.	9,105
306	Alabama National BanCorporation	17,497
450	Amcore Financial, Inc.	11,592
6,234	AmSouth Bancorporation	164,079
2,123	Associated Banc-Corp.	65,643
152	BancFirst Corp.	10,714
1,511	BancorpSouth, Inc.	31,988
926	Bank of Hawaii Corp.	43,846

376	BOK Financial Corp.*	15,736
444	Boston Private Financial Holdings, Inc.	9,919
258	Capital City Bank Group, Inc.	9,719
712	Cathay Bancorp, Inc.	23,403
313	Central Pacific Financial Corp.	10,204
507	Chemical Financial Corp.	15,190
1,067	Chittenden Corp.	26,792
660	Citizens Banking Corp.	17,695
325	City Holding Co.	10,452
820	City National Corp.	57,810
2,411	Colonial BancGroup, Inc. (The)	53,187
2,796	Commerce Bancorp, Inc.	78,260
1,202	Commerce Bancshares, Inc.	57,924
506	Community Bank System, Inc.	11,198
2,165	Compass Bancshares, Inc.	93,138
273	Corus Bankshares, Inc.	13,331
908	Cullen/Frost Bankers, Inc.	39,335
860	CVB Financial Corp.	14,792
886	East West Bancorp, Inc.	28,458
902	F.N.B Corp.	17,093
8,538	Fifth Third Bancorp	371,403
775	First Bancorp (Puerto Rico)	28,102
627	First Charter Corp.	13,568
94	First Citizens BancShares, Inc. (Class A)	12,081
1,523	First Commonwealth Financial Corp.	20,043
309	First Community Bancorp	12,777
803	First Financial Bancorp	13,884
302	First Financial Bankshares, Inc.	12,352
264	First Financial Corp.	7,028
2,176	First Horizon National Corp.	90,369
361	First Merchants Corp.	9,177
909	First Midwest Bancorp, Inc.	29,688
426	First Republic Bank	13,330
1,304	FirstMerit Corp.	31,987
1,013	Flagstar Bancorp	19,288
563	Frontier Financial Corp.	20,307
2,242	Fulton Financial Corp.	46,746
471	Glacier Bancorp, Inc.	12,609
760	Gold Banc Corp., Inc.	10,511
1,019	Greater Bay Bancorp	25,638
594	Hancock Holding Co.	17,713
488	Harleysville National Corp.	9,731
2,803	Hibernia Corp. (Class A)	87,538
792	Hudson United Bancorp	27,134
285	Independent Bank Corp.- Massachusetts	7,820
937	International Bancshares Corp.	33,685
661	Irwin Financial Corp.	13,266
1,474	M&T Bank Corp.	152,485
369	Main Street Banks, Inc.	8,742
3,386	Marshall & Ilsley Corp.	144,379
1,427	Mercantile Bankshares Corp.	72,506
457	Mid-State Bancshares	11,142
348	Midwest Banc Holdings, Inc.	6,299
965	National Penn Bancshares, Inc.	21,635
894	NBT Bancorp, Inc.	18,577
7,691	North Fork Bancorporation, Inc.	216,502
3,465	Northern Trust Corp.	156,029

1,363	Old National Bancorp	26,020
416	Oriental Financial Group, Inc.	5,803
880	Pacific Capital Bancorp	25,370
280	Park National Corp.	28,140
370	Prosperity Bancshares, Inc.	9,454
787	Provident Bankshares Corp.	23,043
528	R&G Financial Corp. (Class B) (Puerto Rico)	7,503
1,724	Republic Bancorp Inc.	21,860
558	Riggs National Corp.	10,898
518	S & T Bancorp, Inc.	17,508
283	Sandy Spring Bancorp, Inc.	8,790
94	Santander BanCorp. (Puerto Rico)	2,083
643	Silicon Valley Bancshares*	30,478
1,763	Sky Financial Group, Inc.	46,014
1,143	South Financial Group, Inc. (The)	30,164
1,470	Southwest Bancorporation of Texas, Inc.	24,402
349	Sterling Bancorp	8,030
863	Sterling Bancshares, Inc.	11,590
413	Sterling Financial Corp.	10,432
215	Suffolk Bancorp	5,607
776	Susquehanna Bancshares, Inc.	16,319
4,546	Synovus Financial Corp.	127,424
2,379	TCF Financial Corp.	60,165
1,033	Texas Regional Bancshares, Inc. (Class A)	28,790
2,142	Trustco Bank Corp. of New York	23,583
1,133	Trustmark Corp.	31,180
32,906	U.S. Bancorp	918,077
1,595	UCBH Holdings, Inc.	25,089
270	UMB Financial Corp.	14,615
704	Umpqua Holdings Corp.	15,643
736	United Bankshares, Inc.	22,536
625	United Community Banks, Inc.	14,181
422	Unizan Financial Corp.	10,727
1,738	Valley National Bancorp	43,085
391	WesBanco, Inc.	10,506
559	Westamerica Bancorporation	27,916
719	Whitney Holding Corp.	32,549
1,169	Wilmington Trust Corp.	41,324
364	Wintrust Financial Corp.	16,711
1,580	Zions Bancorporation	110,647
		4,708,427
	Restaurants (0.8%)
1,451	Applebee’s International, Inc.	35,956
942	Bob Evans Farms, Inc.	19,217
1,555	Brinker International, Inc.*	52,559
858	CBRL Group, Inc.	33,059
655	CEC Entertainment, Inc.*	23,711
1,370	Cheesecake Factory, Inc. (The)*	42,045
1,124	CKE Restaurants, Inc.*	16,680
2,663	Darden Restaurants, Inc.	79,890
419	IHOP Corp.	17,137
703	Jack in the Box Inc.*	25,702
1,124	Krispy Kreme Doughnuts, Inc.*	6,654
558	Landry’s Restaurants, Inc.	14,508
405	Lone Star Steakhouse & Saloon, Inc.	11,482
22,156	McDonald’s Corp.	649,392
1,298	Outback Steakhouse, Inc.	52,439

570	P.F. Chang’s China Bistro, Inc.*	31,646
504	Panera Bread Co. (Class A)*	25,210
350	Papa John’s International, Inc.*	11,998
798	RARE Hospitality International, Inc.*	22,200
297	Red Robin Gourmet Burgers Inc.*	14,393
1,105	Ruby Tuesday, Inc.	24,863
1,231	Ryan’s Restaurant Group Inc.	15,609
1,041	Sonic Corp.*	33,354
7,004	Starbucks Corp.*	346,838
528	The Steak n Shake Co.*	9,546
545	Triarc Companies, Inc. (Class B)	6,998
2,049	Wendy’s International, Inc.	87,964
5,162	Yum! Brands, Inc.	242,408
		1,953,458
	Savings Banks (0.8%)
728	Anchor Bancorp Wisconsin, Inc.	19,234
1,882	Astoria Financial Corp.	49,892
1,335	Bank Mutual Corp.	14,058
1,164	BankAtlantic Bancorp, Inc. (Class A)	19,858
578	BankUnited Financial Corp.*	13,803
1,492	Brookline Bancorp, Inc.	22,380
376	Capitol Federal Financial	12,765
70	Charter Financial Corp.	2,206
987	Commercial Federal Corp.	25,771
828	Dime Community Bancshares	12,288
400	Downey Financial Corp.	25,892
439	Fidelity Bankshares, Inc.	10,123
1,577	First Niagara Financial Group, Inc.	19,776
446	Firstfed Financial Corp.*	22,581
5,396	Golden West Financial Corp.	336,333
513	Harbor Florida Bancshares, Inc.	17,750
1,197	Hudson City Bancorp, Inc.	39,704
1,161	Independence Community Bank Corp.	41,424
480	MAF Bancorp, Inc.	19,382
739	MB Financial, Inc.	26,877
984	Net.B@nk, Inc.	8,079
4,333	New York Community Bancorp, Inc.	76,694
2,040	Newalliance Bancshares Inc.	26,724
221	Northwest Bancorp, Inc.	4,546
1,651	People’s Bank	68,566
484	PFF Bancorp, Inc.	13,513
589	Provident Financial Services, Inc.	10,007
6,347	Sovereign Bancorp, Inc.	130,558
317	Sterling Financial Corp.*	10,363
3,136	W. Holding Co., Inc. (Puerto Rico)	25,370
1,526	Washington Federal, Inc.	34,015
15,377	Washington Mutual, Inc.	635,378
944	Webster Financial Corp.	42,905
428	Westcorp	19,149
		1,857,964
	Semiconductors (2.4%)
487	Actel Corp.*	6,833
6,255	Advanced Micro Devices, Inc.*	89,009
29,430	Agere Systems Inc. (Class A)*	34,433
6,551	Altera Corp.*	135,802
584	Amis Holdings, Inc.*	6,576
6,587	Analog Devices, Inc.	224,683

5,948	Applied Micro Circuits Corp.*	15,881
9,135	Atmel Corp.	21,102
4,616	Broadcom Corp. (Class A)*	138,065
1,650	Cirrus Logic, Inc.*	6,963
9,350	Conexant Systems, Inc.*	10,472
2,310	Cypress Semiconductor Corp.*	27,697
564	DSP Group, Inc.*	13,592
755	ESS Technology, Inc.*	2,899
788	Exar Corp.*	10,000
2,103	Fairchild Semiconductor Corp. (Class A)*	28,285
2,174	Freescale Semiconductor Inc. (Class B)*	41,002
617	Genesis Microchip, Inc.*	8,829
1,398	Integrated Circuit Systems, Inc.*	25,541
2,031	Integrated Device Technology, Inc.*	21,732
546	Integrated Silicon Solution, Inc.*	3,527
111,434	Intel Corp.	2,620,928
1,173	International Rectifier Corp.*	49,899
2,692	Intersil Corp. (Class A)	47,002
3,152	Lattice Semiconductor Corp.*	14,373
5,453	Linear Technology Corp.	194,890
6,783	LSI Logic Corp.*	36,357
5,746	Maxim Integrated Products, Inc.	214,900
1,255	Micrel, Inc.*	11,797
3,628	Microchip Technology Inc.	103,325
10,792	Micron Technology, Inc.*	104,790
1,132	Microsemi Corp.*	19,153
2,122	Mindspeed Technologies Inc.*	2,886
6,322	National Semiconductor Corp.	120,624
2,821	NVIDIA Corp.*	61,893
4,212	ON Semiconductor Corp.*	14,489
871	Pixelworks, Inc.*	6,707
840	Power Integrations, Inc.*	18,270
1,897	Rambus Inc.*	26,975
3,599	RF Micro Devices, Inc.*	14,108
1,430	Semtech Corp.*	24,153
655	Sigmatel Corp.*	17,154
1,378	Silicon Image, Inc.*	13,876
964	Silicon Laboratories Inc.*	24,486
1,853	Silicon Storage Technology, Inc.*	4,855
104	Siliconix, Inc.*	3,429
3,371	Skyworks Solutions, Inc.*	17,664
328	Standard Microsystems Corp.*	4,641
30,507	Texas Instruments Inc.	761,455
2,740	Transmeta Corp.*	1,891
4,484	TriQuint Semiconductor, Inc.*	13,273
5,650	Vitesse Semiconductor Corp.*	11,752
6,116	Xilinx, Inc.	164,765
793	Zoran Corp.*	8,390
		5,628,073
	Services to the Health Industry (0.5%)
543	aaiPharma Inc.*	179
912	Accredo Health, Inc.*	41,314
262	Advisory Board Co. (The)*	10,663
621	Albany Molecular Research, Inc.*	5,859
497	Cerner Corp.*	28,856
1,141	Covance, Inc.*	52,075
789	Dendrite International, Inc.*	12,166

890	Eclipsys Corp.*	12,024
964	eResearch Technology, Inc.*	10,951
1,173	Express Scripts, Inc. (Class A)*	105,148
574	IDX Systems Corp.*	17,777
4,121	IMS Health Inc.	98,822
2,379	Laboratory Corp. of America Holdings*	117,761
4,763	Medco Health Solutions Inc.*	242,770
681	NDC Health Corp.	10,399
825	Odyssey Healthcare, Inc.*	9,430
1,857	Omnicare, Inc.	64,382
501	PAREXEL International Corp.*	9,133
593	Per-Se Technologies, Inc.*	9,227
899	Pharmaceutical Product Development, Inc.*	40,797
1,384	Quest Diagnostics Inc.	146,427
804	Stericycle, Inc.*	39,131
1,874	Verso Technologies, Inc.*	469
306	VistaCare, Inc. (Class A)*	5,477
5,499	WebMD Corp.*	52,241
		1,143,478
	Specialty Insurance (0.4%)
2,005	Ambac Financial Group, Inc.	134,034
1,757	Assurant, Inc.	58,139
839	CNA Surety Corp.*	11,024
2,708	Fidelity National Financial, Inc.	86,954
1,380	First American Financial Corp.	49,404
318	LandAmerica Financial Group, Inc.	15,773
165	Markel Corp.*	56,612
2,524	MBIA Inc.	132,207
1,736	MGIC Investment Corp.	102,424
1,693	PMI Group, Inc. (The)	59,526
482	Proassurance Corp.*	18,080
1,634	Radian Group, Inc.	72,599
349	Stewart Information Services Corp.	12,571
279	Triad Guaranty, Inc.*	14,036
		823,383
	Specialty Stores (0.8%)
376	Ac Moore Arts & Crafts, Inc.*	9,780
1,304	Advance Auto Parts, Inc.*	69,568
633	Asbury Automotive Group Inc.*	8,697
3,461	AutoNation, Inc.*	63,232
1,136	AutoZone, Inc.*	94,288
1,010	Barnes & Noble, Inc.*	35,956
5,303	Bed Bath & Beyond Inc.*	197,325
685	Bombay Co., Inc. (The)*	2,706
1,367	Borders Group, Inc.	33,068
1,833	CarMax Inc.*	50,004
1,478	Claire’s Stores, Inc.	32,250
445	Cost Plus, Inc.*	10,320
1,037	CSK Auto Corp.*	16,084
622	Dick’s Sporting Goods, Inc.*	19,133
555	GameStop Corp - CL B	12,954
495	Group 1 Automotive, Inc.*	12,449
530	Guitar Center, Inc.*	26,156
428	Haverty Furniture Companies, Inc.	6,142
450	Hibbett Sporting Goods, Inc.*	12,137
450	Jo-Ann Stores, Inc.*	11,385
960	Linens ‘N Things, Inc.*	22,397

2,447	Michaels Stores, Inc.	81,240
5,505	Office Depot, Inc.*	107,788
1,137	OfficeMax Inc.	36,930
971	O’Reilly Automotive, Inc.*	49,832
1,052	Pep Boys-Manny Moe & Jack	14,917
283	PETCO Animal Supplies, Inc.*	8,858
2,546	PETsMART, Inc.	67,851
1,723	Pier 1 Imports, Inc.	25,018
780	Regis Corp.	27,869
1,237	Rent-A-Center, Inc.*	29,737
295	Sharper Image Corp.*	3,950
673	Sonic Automotive, Inc.	13,238
13,148	Staples, Inc.*	250,732
2,575	Tiffany & Co.	77,636
3,768	Toys ‘R’ Us, Inc.*	95,519
678	Tractor Supply Co.*	27,269
838	Tuesday Morning Corp.*	22,006
721	United Auto Group, Inc.	20,433
388	West Marine, Inc.*	6,344
1,677	Williams-Sonoma, Inc.*	56,163
935	Zale Corp.*	25,273
		1,794,634
	Specialty Telecommunications (0.2%)
3,878	American Tower Corp. (Class A)*	66,818
790	Broadwing Corporation	2,907
2,290	CenturyTel, Inc.	70,280
5,511	Citizens Communications Co.	70,265
579	Commonwealth Telephone Enterprises, Inc.*	26,900
4,403	Covad Communications Group, Inc.(c) *	4,997
3,971	Crown Castle International Corp.*	64,052
1,093	General Communication, Inc. (Class A)*	9,225
490	IDT Corp.*	6,595
1,236	NTL, Inc.*	79,079
1,056	Premiere Global Services Inc	11,405
25,713	Qwest Communications International, Inc.*	87,938
284	SureWest Communications	5,796
957	Time Warner Telecom Inc. (Class A)*	3,895
379	West Corp.*	12,276
		522,428
	Steel (0.2%)
2,110	AK Steel Holding Corp.*	15,298
1,368	Allegheny Technologies Inc.	30,643
436	Carpenter Technology Corp.	24,111
382	Cleveland-Cliffs, Inc.	22,160
774	MITTAL STEEL CO NV - CL A NY REG	18,537
2,538	Nucor Corp.	129,692
471	Quanex Corp.	23,767
504	Reliance Steel & Aluminum Co.	19,016
319	Schnitzer Steel Industries, Inc.	7,857
844	Steel Dynamics, Inc.*	22,940
2,001	United States Steel Corp.	85,563
1,668	Worthington Industries, Inc.	27,122
		426,706
	Telecommunication Equipment (1.2%)
14,255	ADC Telecommunications, Inc.*	32,359
833	ADTRAN, Inc.	17,268
2,631	Andrew Corp.*	32,282

1,462	Arris Group, Inc.*	11,097
1,030	At Road, Inc.*	3,492
2,492	Avanex Corp.*	2,691
708	C-COR.net Corp.*	4,680
9,454	CIENA Corp.*	21,744
1,022	CommScope, Inc.*	14,431
408	Comtech Telecommunications Corp.*	14,325
3,301	Comverse Technology, Inc.*	75,230
24,560	Corning Inc.*	337,700
605	Ditech Communications Corp.*	6,843
1,180	Harmonic, Inc.*	6,502
2,345	Harris Corp.	66,129
1,201	InterDigital Communications Corp.*	19,648
488	Inter-Tel, Inc.	9,292
668	InterVoice-Brite, Inc.*	7,164
75,948	Lucent Technologies Inc.*	184,554
41,681	Motorola, Inc.	639,387
3,099	Oplink Communications, Inc.*	4,679
853	Plantronics, Inc.	26,861
1,752	Polycom, Inc.*	26,736
1,231	Powerwave Technologies, Inc.*	8,888
28,936	QUALCOMM, Inc.	1,009,577
1,150	REMEC, Inc.*	5,693
4,721	Sonus Networks, Inc.*	16,240
357	SpectraLink Corp.	3,966
1,620	Stratex Network, Inc.*	2,106
3,373	Sycamore Networks, Inc.*	11,333
1,427	Tekelec*	19,421
7,642	Tellabs, Inc.*	59,302
1,454	Terayon Communication Systems, Inc.*	4,231
923	Trimble Navigation Ltd.*	31,770
512	ViaSat, Inc.*	9,119
961	Westell Technologies, Inc. (Class A)*	4,978
		2,751,718
	Textiles (0.0%)
539	Albany International Corp. (Class A)	16,903

	Tobacco (1.2%)
36,173	Altria Group, Inc.	2,350,883
1,515	Reynolds American, Inc.	118,125
461	Universal Corp.	21,045
2,911	UST, Inc.	133,324
990	Vector Group Ltd.	15,573
		2,638,950
	Tools/Hardware (0.1%)
1,412	Black & Decker Corp.	118,086
928	Briggs & Stratton Corp.	30,039
923	Snap-On, Inc.	30,616
1,439	Stanley Works (The)	61,920
868	Toro Co. (The)	35,866
		276,527
	Trucking (0.1%)
580	Arkansas Best Corp.	18,287
818	Heartland Express, Inc.	15,166
1,146	Hunt (J.B.) Tansport Services, Inc.*	44,797
704	Knight Transportation, Inc.*	14,876
1,092	Landstar System, Inc.*	33,470

471	Old Dominion Freight Line, Inc.*	13,235
543	Overnite Corp.	16,279
945	Swift Transportation Co., Inc.*	20,157
715	USF Corp.	30,480
1,545	Werner Enterprises, Inc.	28,706
575	Yellow Roadway Corp.*	28,175
		263,628
	Trucks/Construction/Farm Machinery (0.6%)
1,496	AGCO Corp.*	25,731
6,013	Caterpillar Inc.	529,445
715	Cummins Inc.	48,620
4,387	Deere & Co.	274,363
919	Federal Signal Corp.	12,894
840	JLG Industries, Inc.	17,119
1,254	Joy Global Inc.	42,473
710	Manitowoc Co., Inc.	28,400
128	NACCO Industries, Inc. (Class A)	13,331
1,116	Navistar International Corp.*	32,955
603	OshKosh Truck Corp.	45,315
3,058	PACCAR, Inc.	207,638
558	Stewart & Stevenson Services, Inc.	13,392
870	Terex Corp.*	32,521
899	Trinity Industries, Inc.	20,992
504	Wabash National Corp.*	12,852
848	Wabtec Corp.	16,960
		1,375,001
	Water Utilities (0.0%)
1,673	Aqua America Inc.	44,669
331	California Water Service Group	10,993
		55,662
	Wholesale Distributors (0.2%)
555	Applied Industries Technologies, Inc.	15,485
3,084	Genuine Parts Co.	132,304
1,434	Grainger (W.W.), Inc.	79,286
485	Handleman Co.	8,415
1,024	Hughes Supply, Inc.	26,726
331	Imagistics International Inc.*	8,887
939	MSC Industrial Direct Co., Inc. (Class A)	25,231
366	School Specialty, Inc.*	13,582
953	SCP Pool Corp.*	31,049
732	United Stationers, Inc.*	30,876
329	WESCO International, Inc.*	7,955
		379,796
	Wireless Telecommunications (0.3%)
472	Centennial Communications Corp. (Class A)*	5,428
2,170	Dobson Communications Corp. (Class A)*	4,340
18,996	Nextel Communications, Inc. (Class A)*	531,698
705	Nextel Partners, Inc. (Class A)*	16,582
1,110	Price Communications Corp.*	18,848
917	Telephone & Data Systems, Inc.	70,783
1,186	Triton PCS Holdings, Inc. (Class A)*	1,957
301	United States Cellular Corp.*	13,906
1,380	Western Wireless Corp. (Class A)*	54,082
		717,624
	TOTAL COMMON STOCKS (Cost $ 207,291,303)	222,705,912

NUMBER OF
SHARES
CONVERTIBLE PREFERRED STOCK (0.0%)
Real Estate Investment Trusts (0.0%)
253	Simon Property Group Inc. (Cost $ 13,548)	14,697

NUMBER OF		EXPIRATION
WARRANTS		DATE
	WARRANT (0.0%)
	Internet Retail (0.0%)
488	IAC Interactive Corp.* (Cost $ 4,569)	02/04/09	9,545

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (3.1%)
	Repurchase Agreement
$7,177	Joint repurchase agreement account 2.945% due 05/02/05 (dated 04/29/05; proceeds $ 7,178,761) (a) (Cost $ 7,177,000)		7,177,000

	TOTAL INVESTMENTS (Cost $ 214,486,420)(b)(c)	99.9%	229,907,154
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	161,437
	NET ASSETS	100.0%	$230,068,591

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is segregated in connection with open futures contracts in the amount of $ 393,750.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $ 7,315,770 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 61,322,837 and the aggregate gross unrealized depreciation is
$ 45,902,103, resulting in net unrealized appreciation of $ 15,420,734.

MS Total Market Index Fund

FUTURES CONTRACTS OPEN AT April 30, 2005:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH,	FACE AMOUNT	APPRECIATION/
CONTRACTS	SHORT	AND YEAR	AT VALUE	DEPRECIATION

35	Long	Russell 2000 E Mini Index
		June 2005	$2,033,150	$(159,788)

80	Long	S&P 500 E Mini Index
		June 2005	4,634,000	27,217

3	Long	S&P 500 Index
		June 2005	868,875	(41,227)

		Net unrealized depreciation		$(173,798)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

June 16, 2005

/s/ Francis Smith

Francis Smith

Principal Financial Officer

June 16, 2005